UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Real Return Fund
		BBH International Equity Fund
		BBH Core Select
		BBH Broad Market Fund

               (Exact name of Registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       Charles H. Schreiber III, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: APRIL 30, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB")
control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




ITEM 1. REPORTS TO STOCKHOLDERS.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2007

                              BBH REAL RETURN FUND
                (Formerly, BBH Inflation-Indexed Securities Fund)

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2007 (unaudited)

                           BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                     ------------     ----------

Asset Backed Securities .....................       $  23,460,258         6.6%
Corporate Bonds .............................          52,055,824        14.6
Foreign Government Bonds ....................          15,030,359         4.2
U.S. Treasury Notes and Bonds ...............         343,212,736        96.0
Short-Term Investment .......................             400,000         0.1
Liabilities in Excess of Cash and
  Other Assets ..............................         (76,778,489)      (21.5)
                                                    -------------       -----
NET ASSETS ..................................       $ 357,380,688       100.0%
                                                    =============       =====

All data as of April 30, 2007. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)

     Principal
       Amount                                                                             Value
     ---------                                                                        ------------
                     U.S. TREASURY NOTES AND BONDS (96.0%)
     $ 20,782,125   1.625%, 01/15/2015(1).................................            $ 19,982,491
       15,511,860   1.875%, 07/15/2013(1).................................              15,331,891
       46,943,891   1.875%, 07/15/2015(1).................................              45,937,180
       14,344,954   2.000%, 01/15/2014(1).................................              14,223,351
       23,718,592   2.000%, 07/15/2014(1).................................              23,518,455
       28,723,780   2.000%, 01/15/2026(1).................................              27,270,017
       47,161,500   2.375%, 04/15/2011(1).................................              47,809,971
       24,042,469   2.375%, 01/15/2025(1).................................              24,169,245
       19,410,039   2.375%, 01/15/2027(1).................................              19,553,343
       67,200,845   2.500%, 07/15/2016(1).................................              69,001,627
       11,575,377   3.500%, 01/15/2011(1).................................              12,219,632
        2,519,260   3.625%, 01/15/2008(1).................................               2,551,340
        1,861,275   3.875%, 01/15/2009(1),(2).............................               1,923,585
       15,566,341   3.875%, 04/15/2029(1).................................              19,720,608
                                                                                      ------------
                    Total U.S. Treasury Notes and Bonds ..................
                    (Identified cost $338,204,541)........................             343,212,736
                                                                                      ------------

                    ASSET BACKED SECURITIES (6.6%)
          750,000   Accredited Mortgage Loan Trust 2007-1
                      5.670%, 02/25/2037(3)................................                736,479
        2,900,000   Advanta Business Card Master Trust 2005-C1
                      5.830%, 08/22/2011(3)................................              2,911,831
        2,660,000   Advanta Business Card Master Trust 2006-C1
                      5.800%, 10/20/2014(3)................................              2,679,437
        3,000,000   Bank of America Credit Card Trust 2006-C5
                      5.720%, 01/15/2016(3)................................              3,003,159
        3,000,000   Citibank Credit Card Issuance Trust 2001-C1
                      6.436%, 01/15/2008(3)................................              3,017,892
        3,686,163   Credit-Based Asset Servicing and Securitization CBO,
                      Ltd. 6.170%, 06/25/2032(3),(4).......................              3,695,379
          170,000   Credit-Based Asset Servicing and Securitization LLC
                      2007-CB4 5.690%, 04/25/2037(3).......................                170,000
          325,000   Credit-Based Asset Servicing and Securitization LLC
                      2007-CB4 5.770%, 04/25/2037(3).......................                325,000
          160,000   Credit-Based Asset Servicing and Securitization LLC
                      2007-CB4 6.020%, 04/25/2037(3).......................                160,000
          788,030   Federated CBO II, Ltd. 8.630%, 07/10/2012(4)...........                797,486
        1,523,901   Greenpoint Mortgage Funding Trust 2006-HE1
                      5.490%, 03/12/2037(3)................................              1,523,093

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2007                                             3

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
APRIL 30, 2007 (unaudited)

     Principal
       Amount                                                                             Value
     ---------                                                                        ------------
                    ASSET BACKED SECURITIES (continued)
     $  3,750,000   MBNA Credit Card Master Note Trust 2005-C1
                      5.730%, 10/15/2012(3)................................           $  3,775,502
          315,000   Morgan Stanley ABS Capital I 2007-HE5
                      5.740%, 03/25/2037(3)................................                315,000
          185,000   Morgan Stanley ABS Capital I 2007-HE5
                      5.790%, 03/25/2037(3)................................                185,000
          165,000   Morgan Stanley ABS Capital I 2007-HE5
                      5.970%, 03/25/2037(3)................................                165,000
                                                                                      ------------
                    Total Asset Backed Securities
                    (Identified cost $23,425,770)..........................             23,460,258
                                                                                      ------------
                    CORPORATE BONDS (14.6%)
                    AUTOMOTIVE (1.3%)
        2,500,000   DaimlerChrysler NA Holding Corp. 4.875%, 06/15/2010....              2,476,580
        2,360,000   Toyota Motor Credit Corp. 4.330%, 02/05/2016(3)........              2,245,611
                                                                                      ------------
                                                                                         4,722,191
                                                                                      ------------
                    BEVERAGE (0.6%)
        1,917,000   Coors Brewing Co. 6.375%, 05/15/2012...................              1,996,661
                                                                                      ------------

                    BUILDING MATERIALS (0.6%)
        2,000,000   Lennar Corp. 6.100%, 03/19/2009(3).....................              2,001,978
                                                                                      ------------

                    ENTERTAINMENT (0.4%)
        1,000,000   Carnival Plc. 4.250%, 11/27/2013.......................              1,334,693
                                                                                      ------------

                    FINANCE (3.9%)
        2,500,000   iStar Financial, Inc. 5.695%, 09/15/2009(3)............              2,502,920
                                                                                      ------------
        1,890,000   Merrill Lynch & Co., Inc. 3.236%, 03/02/2009(3)........              1,821,317
          500,000   Redwood Capital IX, Ltd. 7.750%, 01/09/2008(3),(4).....                501,650
        9,157,000   SLM Corp. 4.200%, 01/31/2014(3)........................              7,790,684
        1,360,000   Vita Capital, Ltd. 6.749%, 01/01/2010(3),(4)...........              1,365,399
                                                                                      ------------
                                                                                        13,981,970
                                                                                      ------------

                    FOREST PRODUCTS & PAPER (0.2%)
          608,000   International Paper Co. 5.850%, 10/30/2012.............                617,966
                                                                                      ------------

                    INDUSTRIAL (1.1%)
        1,250,000   Embraer Overseas, Ltd. 6.375%, 01/24/2017(4)...........              1,267,188
        2,500,000   Masco Corp. 7.125%, 08/15/2013.........................              2,663,300
                                                                                      ------------
                                                                                         3,930,488
                                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
APRIL 30, 2007 (unaudited)

     Principal
       Amount                                                                             Value
     ---------                                                                        ------------
                    CORPORATE BONDS (continued)
                    INSURANCE (0.5%)
$       1,950,000   Allstate Life Global Funding Trust 3.130%,
                      03/01/2010(3) .......................................           $  1,843,725
                                                                                      ------------

                    MEDIA (0.9%)
        2,500,000   COX Communications, Inc. 7.125%, 10/01/2012............              2,699,865
          555,000   Time Warner Cable, Inc. 5.850%, 05/01/2017(4)..........                558,334
                                                                                      ------------
                                                                                         3,258,199
                                                                                      ------------
                    OIL & GAS (1.5%)
        1,250,000   GAZ Capital 6.212%, 11/22/2016(4)......................              1,266,250
        4,000,000   Pemex Project Funding Master Trust 6.655%,
                      06/15/2010(3),(4) ...................................              4,116,000
                                                                                      ------------
                                                                                         5,382,250
                                                                                      ------------
                    TELECOMMUNICATIONS (2.2%)
        2,500,000   Sprint Capital Corp. 7.625%, 01/30/2011................              2,682,730
        2,500,000   Telecom Italia Capital SA 6.200%, 07/18/2011...........              2,579,265
        2,500,000   Time Warner, Inc. 6.875%, 05/01/2012...................              2,662,240
                                                                                      ------------
                                                                                         7,924,235
                                                                                      ------------
                    UTILITIES (1.4%)
        2,500,000   Dominion Resources, Inc. 4.750%, 12/15/2010............              2,464,498
        2,500,000   PPL Energy Supply LLC 6.400%, 11/01/2011...............              2,596,970
                                                                                      ------------
                                                                                         5,061,468
                                                                                      ------------
                    Total Corporate Bonds
                    (Identified cost $53,144,644)..........................             52,055,824
                                                                                      ------------

                    FOREIGN GOVERNMENT BONDS (4.2%)
(euro) l5,090,050   Deutsche Bundesrepublik Inflation Linked
                    1.500%, 04/15/2016.....................................              6,657,296
   PLN 16,000,000   Government of Poland 4.250%, 05/24/2011................              5,606,858
(euro) l2,036,020   Italy Buoni Poliennali Del Tesoro 2.100%,
                      09/15/2017. .........................................              2,766,205
                                                                                      ------------
                    Total Foreign Government Bonds
                    (Identified cost $14,294,431)..........................             15,030,359
                                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2007                                             5

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
APRIL 30, 2007 (unaudited)

     Principal
       Amount                                                                             Value
     ---------                                                                        ------------
                    SHORT-TERM INVESTMENT (0.1%)
$         400,000   BP Capital Markets Plc. 5.291%, 05/01/2007.............           $    400,000
                                                                                      ------------
                    Total Short-Term Investment
                    (Identified cost $400,000).............................                400,000
                                                                                      ------------
TOTAL INVESTMENTS (Identified cost $429,469,386)(5)........................  121.5%   $434,159,177
LIABILITIES IN EXCESS OF OTHER ASSETS......................................  (21.5)    (76,778,489)
                                                                             -----    ------------
NET ASSETS.................................................................  100.0%   $357,380,688
                                                                             =====    ============

----------
(1)   Inflation Protected Security.

(2)   Security held as collateral on futures contracts.

(3) Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2007 coupon rate.

(4) Securities exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold. In transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at April 30, 2007 was $13,567,686 or 3.80% of net assets.

(5) The aggregate cost for federal income tax purposes is $429,469,386, the aggregate gross unrealized appreciation is $7,191,566, and the aggregate gross unrealized depreciation is $2,501,775, resulting in net unrealized appreciation of $4,689,791.

      Securities with an aggregate market value of $83,360,578 have been segregated with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

                            Repurchase
Counter-Party       Rate       Date                         Security                            Value
-------------       ----    ----------                      --------                            -----
Barclays            5.24%   05/25/2007    U.S. Treasury Notes TIPS 2.500%, 07/15/2016        $41,550,000
Barclays            5.25%   06/08/2007    U.S. Treasury Notes TIPS 2.375%, 04/15/2011        $41,810,578

      A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2007 is as follows:

                                                                                                                 Unrealized
                                                                 Notional                  Market               Appreciation/
Description                                                        Value                    Value               (Depreciation)
-----------                                                      --------                  ------               --------------
Buy Contracts:
Euro settling 05/30/07                                            9,713,611                9,713,611              $ 9,713,611
Polish Zloty settling 05/30/07                                    5,597,967                5,597,967                5,597,967
Sell Contracts:
Euro settling 05/30/07                                           (7,123,400)              (9,741,589)              (9,741,589)
Polish Zloty settling 05/30/07                                  (15,561,900)              (5,619,333)              (5,619,333)
                                                                                                                  ------------
                                                                                                                  $   (49,344)
                                                                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
APRIL 30, 2007 (UNAUDITED)

A SUMMARY OF OBLIGATIONS UNDER OPEN FUTURES CONTRACTS AT APRIL 30, 2007 IS AS
FOLLOWS:

                                                                               Unrealized
             Expiration                                      Base Contract    Appreciation/
  Position      Date     Contracts       Note/Bond               Value        (Depreciation)
  --------   ----------  ---------       ---------           -------------    --------------
    Long       06/2007      50         90 Day Sterling        $ 11,774,339      $  (7,500)
    Long       09/2007      50         90 Day Sterling        $ 11,761,838      $ (13,751)
    Long       12/2007      50         90 Day Sterling        $ 11,763,088      $ (16,251)
    Long       03/2008      50         90 Day Sterling        $ 11,770,588      $ (15,001)
    Long       12/2008      100         90 Day Euro$          $ 23,845,000      $  45,000
    Long       03/2009      110         90 Day Euro$          $ 26,224,000      $  46,750
    Short      06/2007     (30)          Long Gilt            $ (6,430,521)     $  45,602
    Short      06/2007     (100)       U.S. Long Bond         $(11,175,000)     $ (68,750)
    Short      06/2007     (140)   U.S. 2Yr Treasury Note     $(28,660,626)     $ (31,718)
    Short      06/2007     (700)   U.S. 5Yr Treasury Note     $(74,079,691)     $(437,500)
    Short      06/2007     (500)   U.S. 10Yr Treasury Note    $(54,164,065)     $(148,435)
                                                                                ---------
                                                                                $(601,554)
                                                                                =========

As of April 30, 2007, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

At April 30, 2007, the Fund had the following open swap agreements:

                                                                                                       Amount Due
       Notional                                                                                    from (to) Broker
        Amount                                Description                                               at Value
     ------------                             -----------                                          -----------------
        7,760,000   Agreement with JP Morgan terminating 03/13/17 to pay a fixed rate of
                    5.170% interest and receive the 6 months LIBOR paid  semi-annually.                $  330,865

    1,320,700,000   Agreement with JP Morgan terminating 03/13/12 to pay a fixed rate of 1.295% interest and receive the 6 months Yen LIBOR
                    paid semi-annually.                                                                    (8,161)

      132,500,000   Agreement  with Goldman  Sachs  terminating  03/13/12 to pay a fixed rate of  4.1175%  interest  and  receive  the 3
                    months  STIBOR  paid quarterly.                                                      (286,361)

       55,500,000   Agreement  with JP Morgan to receive  0.350% interest in
                    exchange for providing protection against default on an
                    index of 125 North American Investment Grade Corporate
                    Entities.                                                                              93,807

        4,300,000   Agreement with Lehman Brothers FSB terminating 06/20/12 to pay a fixed rate of 0.370% interest and receive the 3 months
                    U.S. Treasury rate paid quarterly.                                                     13,415

      115,000,000   Agreement with Lehman Brothers terminating 10/19/11 to pay a fixed rate of 5.176% interest and receive the 3 months U.S.
                    Treasury rate paid quarterly.                                                         912,947

        8,000,000   Agreement with Goldman Sachs to pay 2.120% interest in
                    exchange for receiving protection against default on a bond
                    from SLM Corp.                                                                        (11,981)

       10,000,000   Agreement with Goldman Sachs terminating 08/04/16 to pay a fixed rate of 3.017% interest and to receive the United
                    Kingdom Retail Price Index.                                                          (211,392)

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2007                                             7

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
APRIL 30, 2007 (UNAUDITED)

                                                                                                       Amount Due
       Notional                                                                                    from (to) Broker
        Amount                                Description                                               at Value
     ------------                             -----------                                          -----------------
       40,000,000   Agreement with Barclays terminating 09/22/08 to pay
                    2.930% interest and to receive the United Kingdom Retail
                    Price Index.                                                                       $  689,786

       50,000,000   Agreement with Lehman Brothers terminating 08/31/07 to pay the change in the Lehman CMBS Investment Grade 8.5 year+ index
                    on maturity date.                                                                    (130,302)

       25,000,000   Agreement with Goldman Sachs terminating 02/05/12 to pay a fixed rate of 2.625% interest and receive the 3 months U.S.
                    Treasury rate paid quarterly.                                                         207,647

        5,350,000   Agreement with Lehman Brothers to pay 0.160% interest in
                    exchange for receiving protection against default on a bond
                    issued by Bank of America.                                                            (10,615)

        5,350,000   Agreement with Lehman Brothers to pay 0.155% interest in exchange for receiving protection against default on a bond issued by
                    Citigroup.                                                                             (9,367)

        5,350,000   Agreement with Lehman Brothers to pay 0.165% interest in
                    exchange for receiving protection against default on a bond
                    issued by American Express.                                                            (2,107)

        5,350,000   Agreement with Lehman Brothers to pay 0.160% interest in
                    exchange for receiving protection against default on a bond
                    issued by Wachovia Bank.                                                               (8,177)

        4,300,000   Agreement with Lehman Brothers to receive 0.640% interest in exchange for providing protection against default on a bond
                    issued by Countrywide Financial Corp.                                                  (4,929)

        4,300,000   Agreement with Lehman Brothers to receive 0.280% interest in exchange for providing protection against default on a bond
                    issued by Goldman Sachs.                                                                5,124

        4,300,000   Agreement with Lehman Brothers to receive 0.390% interest in exchange for providing protection against default on a bond issued
                    by Bear Stearns Cos.                                                                   17,288

        4,300,000   Agreement with Lehman Brothers to receive 0.470% interest in exchange for providing protection against default on a bond
                    issued by Washington Mutual.                                                           11,755
                                                                                                       ----------
                                                                                                       $1,599,242
                                                                                                       ==========

                    LIBOR - London Interbank Offered Rate

                    STIBOR - Stockholm Interbank Offered Rate

As of April 30, 2007, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviations:
(euro) - Euro
PLN - Polish Zloty

   The accompanying notes are an integral part of these financial statements.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $429,469,386) .........................     $ 434,159,177
   Cash .....................................................           197,168
   Foreign currency at value (identified cost $18,076) ......            18,167
   Segregated cash ..........................................           300,000
   Receivables for:
     Interest and other receivables .........................        29,165,801
     Unrealized appreciation of forward foreign
       exchange currency contract ...........................        15,311,578
     Swap Agreements ........................................         1,599,242
     Capital stock sold .....................................            80,408
                                                                  -------------
       Total Assets .........................................       480,831,541
                                                                  -------------
LIABILITIES:
   Reverse repurchase agreements, at fair value .............        83,360,578
   Payables for:
     Investments purchased ..................................        18,248,075
     Unrealized depreciation of forward foreign
       exchange currency contract ...........................        15,360,922
     Capital stock redeemed .................................         5,529,583
     Variation margin on futures contracts ..................           605,885
     Investment advisory fees ...............................           160,064
     Shareholder servicing fees .............................           116,386
     Administrative fees ....................................            64,025
     Professional fees ......................................            46,762
     Distribution fees ......................................             3,468
     Board of Directors' fees ...............................               683
     Dividend distribution ..................................               281
     Custody and accounting fees ............................          (108,434)
     Accrued expenses and other liabilities .................            62,575
                                                                  -------------
       Total Liabilities ....................................       123,450,853
                                                                  -------------
NET ASSETS ..................................................     $ 357,380,688
                                                                  =============
Net Assets Consist of:
   Par value ................................................     $      34,116
   Paid-in capital ..........................................       380,066,915
   Undistributed net investment income ......................         4,228,017
   Accumulated net realized loss on investments,
     foreign exchange transactions and
     futures contracts ......................................       (32,012,735)
   Net unrealized appreciation on investments,
     foreign currency translations and futures
     contracts ..............................................         5,064,375
                                                                  -------------
Net Assets ..................................................     $ 357,380,688
                                                                  =============
CLASS N SHARES NET ASSET VALUE
   ($252,992,523 / 24,177,868 shares outstanding) ...........            $10.46
                                                                         ======
CLASS I SHARES NET ASSET VALUE
   ($104,387,485 / 9,938,528 shares outstanding) ............            $10.50
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2007                                             9

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2007 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest and other income (net of withholding
       taxes of $43,601). ...................................     $   7,082,446
                                                                  -------------
       Total Income .........................................         7,082,446
                                                                  -------------
   Expenses:
   Investment advisory fees .................................           521,827
   Shareholder servicing fees ...............................           383,991
   Administrative fees ......................................           208,731
   Custody and accounting fees ..............................            83,899
   Professional fees ........................................            31,016
   Board of Directors' fees .................................            24,307
   Distribution fees ........................................             8,365
   Miscellaneous expenses ...................................           172,868
                                                                  -------------
     Total Expenses .........................................         1,435,004
     Expense offset arrangement .............................            (3,604)
                                                                  -------------
     Net Expenses ...........................................         1,431,400
                                                                  -------------
Net Investment Income .......................................         5,651,046
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments, futures
     contracts and swap agreements ..........................        (3,316,864)
   Net realized loss on foreign exchange transactions .......          (771,285)
                                                                  -------------
   Net realized loss ........................................        (4,088,149)
                                                                  -------------
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts ...................         2,252,284
   Net change in unrealized appreciation (depreciation)
     on foreign currency translations .......................           835,228
                                                                  -------------
   Net change in unrealized appreciation (depreciation) .....         3,087,512
                                                                  -------------
   Net Realized and Unrealized Loss .........................        (1,000,637)
                                                                  -------------
   Net Increase in Net Assets Resulting from Operations .....     $   4,650,409
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the six
                                                                                             months ended               For the
                                                                                            April 30, 2007             year ended
                                                                                              (unaudited)           October 31, 2006
                                                                                            --------------          ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income .......................................................           $   5,651,046            $  27,824,113
     Net realized loss on investments, foreign exchange
       transactions, futures contracts and swap
       agreements ................................................................              (4,088,149)             (24,821,985)
     Net change in unrealized appreciation
       (depreciation) on investments, foreign currency
       translations and futures contracts ........................................               3,087,512                6,010,214
                                                                                             -------------            -------------
     Net increase in net assets resulting from operations ........................               4,650,409                9,012,342
                                                                                             -------------            -------------
   Dividends and distributions declared:
     From net investment income:
     Class N .....................................................................              (1,484,676)             (20,521,653)
     Class I .....................................................................                (647,686)              (5,398,134)
     Class A .....................................................................                  (2,183)                (426,749)
     From net realized gains
     Class N .....................................................................                      --              (13,272,455)
     Class I .....................................................................                      --               (2,627,706)
     Class A .....................................................................                      --                 (256,379)
                                                                                             -------------            -------------
       Total dividends and distributions declared ................................              (2,134,545)             (42,503,076)
                                                                                             -------------            -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ....................................              19,671,051              109,930,850
     Net asset value of capital stock issued to
       shareholders for reinvestment of dividends and
       distributions .............................................................               1,857,418               38,146,957
     Net cost of capital stock redeemed ..........................................            (150,290,574)            (226,179,019)
                                                                                             -------------            -------------
     Net decrease in net assets resulting from capital
       stock transactions ........................................................            (128,762,105)             (78,101,212)
                                                                                             -------------            -------------
         Total decrease in net assets ............................................            (126,246,241)            (111,591,946)
NET ASSETS:
   Beginning of year .............................................................             483,626,929              595,218,875
                                                                                             -------------            -------------
   End of period (including undistributed net investment
     income of $4,228,017 and $711,516, respectively) ............................           $ 357,380,688            $ 483,626,929
                                                                                             =============            =============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2007                                            11

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS(1)
For the six months ended April 30, 2007 (unaudited)

INCREASE (DECREASE) IN CASH
   Cash flows from operating activities:
     Net increase in net assets from operations .............    $   4,650,409
   Adjustments:
   Purchase of portfolio investments ........................    (2,241,208,749)
   Sales of portfolio investments ...........................    2,356,506,607
   Increase in foreign currency at value ....................            1,179
   Decrease in receivable for capital stock sold ............           95,278
   Increase in receivable for swap agreements ...............         (885,222)
   Increase in interest and other receivables ...............      (25,912,279)
   Decrease in appreciation of forward foreign exchange
     currency contracts .....................................        4,672,926
   Increase in reverse repo .................................       17,466,828
   Increase in payable for investments purchased ............       10,582,222
   Increase in payable for capital stock redeemed ...........        4,411,455
   Increase in dividends payable ............................               45
   Decrease in variation margin payable .....................         (417,195)
   Decrease in accrued expenses and other liabilities .......          (75,607)
   Decrease in depreciation of forward foreign exchange
     currency contracts .....................................       (4,715,086)
   Net realized loss on investments, futures contracts
     and swap agreements ....................................        3,316,864
   Net realized loss on foreign exchange transactions .......          771,285
   Net change in unrealized appreciation (depreciation)
     of investments and foreign currency denominated
     assets and liabilities .................................       (3,087,512)
   Accretion of bond discount and amortization of
     bond premium ...........................................         (219,784)
                                                                 -------------
   Net decrease in cash from operating activities ...........      125,953,664
                                                                 -------------
   Financing Activities:(2)
   Proceeds from shares sold ................................       19,671,051
   Payment on shares redeemed ...............................     (150,290,574)
   Cash dividends paid ......................................         (277,127)
   Effect of exchange rate on cash ..........................        4,533,236
                                                                 -------------
   Net decrease in cash from financing activities ...........     (126,363,414)
                                                                 -------------
   Net decrease in cash .....................................         (409,750)
                                                                 -------------
   Cash at the beginning of the period: .....................    $     606,918
                                                                 -------------
   Ending balance ...........................................    $     197,168
                                                                 =============

----------
(1) This statement of cash flows is presented as the Fund's investment in reverse repurchase agreements is 13.33% of average net assets for the six months ended April 30, 2007. Reverse repurchase agreements constitute debt in accordance with accounting principles generally accepted in the United States of America. For discussion of reverse repurchase agreements, see footnote D on page 16.

(2) Non-cash financing activities included herein consist of reinvestment of distributions of $1,857,418

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                      For the six
                                     months ended                          For the years ended October 31,
                                    April 30, 2007        -----------------------------------------------------------------
                                      (unaudited)         2006             2005         2004         2003              2002
                                    --------------        ----             ----         ----         ----              ----
Net asset value, beginning of year ...  $10.39           $11.00           $11.32       $11.32       $10.89            $10.50
Income from investment operations:
   Net investment income..............    0.11(1)          0.52(1)          0.46(1)      0.38(1)      0.35(1)           0.37
   Net realized and unrealized
     gain (loss)......................    0.02            (0.31)           (0.14)        0.45         0.71              0.52
                                        ------           ------           ------       ------       ------            ------
     Total income from
       investment operations..........    0.13             0.21             0.32         0.83         1.06              0.89
                                        ------           ------           ------       ------       ------            ------
Less dividends and distributions:
   From net investment income ........   (0.06)           (0.52)           (0.45)       (0.40)       (0.33)            (0.38)
   From net realized gains............      --            (0.30)           (0.19)       (0.43)       (0.30)            (0.12)
                                        ------           ------           ------       ------       ------            ------
     Total dividends and
       distributions..................   (0.06)           (0.82)           (0.64)       (0.83)       (0.63)            (0.50)
                                        ------           ------           ------       ------       ------            ------
Net asset value, end of period .......  $10.46           $10.39           $11.00       $11.32       $11.32            $10.89
                                        ======           ======           ======       ======       ======            ======
Total return..........................    1.26%            1.91%            2.91%        7.77%       10.05%             8.77%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions)....................    $253             $357             $489         $373         $380              $229
   Expenses as a percentage of
     average net assets...............    0.75%(2),(3)     0.71%(2)         0.71%(2)     0.72%(2)     0.67%(2),(4)      0.65%(2),(4)
   Ratio of net investment income
     to average net assets............       2.11%(3)      4.97%            4.10%        3.43%        3.43%             3.88%
   Portfolio turnover rate............     274%(3)          485%             572%         553%         393%              458%

----------
(1)   Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the six months ended April 30, 2007 and the years ended October 31, 2006, 2005, 2004, 2003 and 2002 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.75%, 0.71%, 0.71%, 0.72%, 0.67 and N/A, respectively.

(3)   Annualized.

(4) Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows:

                                              N/A               N/A              N/A          N/A     0.72%             0.80%

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2007                                            13

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                      For the six
                                     months ended                          For the years ended October 31,
                                    April 30, 2007        -----------------------------------------------------------------
                                      (unaudited)         2006             2005         2004         2003              2002
                                    --------------        ----             ----         ----         ----              ----
Net asset value, beginning of year ...  $10.42           $11.03           $11.33       $11.34       $10.90            $10.50
Income from investment operations:
   Net investment income..............    0.13(1)          0.56(1)          0.49(1)      0.43(1)      0.38(1)           0.42
   Net realized and unrealized
     gain (loss)......................    0.02            (0.34)           (0.12)        0.41         0.72              0.49
                                        ------           ------           ------       ------       ------            ------
     Total income from
       investment operations..........    0.15             0.22             0.37         0.84         1.10              0.91
                                        ------           ------           ------       ------       ------            ------
Less dividends and distributions:
   From net investment income ........   (0.07)           (0.53)           (0.48)       (0.42)       (0.36)            (0.39)
   From net realized gains............      --            (0.30)           (0.19)       (0.43)       (0.30)            (0.12)
                                        ------           ------           ------       ------       ------            ------
     Total dividends and
       distributions..................   (0.07)           (0.83)           (0.67)       (0.85)       (0.66)            (0.51)
                                        ------           ------           ------       ------       ------            ------
Net asset value, end of period .......  $10.50           $10.42           $11.03       $11.33       $11.34            $10.90
                                        ======           ======           ======       ======       ======            ======
Total return..........................    1.40%            2.11%            3.30%        7.99%       10.27%             9.09%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions)....................    $104             $120              $96          $83          $55               $41
   Expenses as a percentage of
     average net assets...............    0.50%(2),(3)     0.46%(2)         0.46%(2)     0.47%(2)     0.42%(2),(4)      0.40%(2),(4)
   Ratio of net investment income
     to average net assets............     2.54%(3)        5.36%            4.33%        3.78%        3.16%             4.29%
Portfolio turnover rate...............     274%(3)          485%             572%         553%         393%              458%

----------
(1)   Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the six months ended April 30, 2007 and years ended October 31, 2006, 2005, 2004, 2003 and 2002 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.50%. 0.45%, 0.46%, 0.46%, 0.42% and N/A, respectively.

(3)   Annualized.

(4) Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows:

                                            N/A             N/A              N/A          N/A         0.47%             0.55%

   The accompanying notes are an integral part of these financial statements.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2007 (Unaudited)

1. Organization and Significant Accounting Policies. BBH Real Return Fund (the "Fund") (formerly BBH Inflation-Indexed Securities Fund) is a separate, diversified series of BBH Fund, Inc. (The "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Corporation's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Corporation's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% For purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% May be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund. All shares of Class A redeemed on April 2, 2007 and the Class was closed.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Corporation's Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Corporation's Board of Directors.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or

FINANCIAL STATEMENT APRIL 30, 2007                                            15

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

            a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At April 30, 2007, the Fund had no open repurchase agreements.

      D. Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Information regarding reverse repurchase agreements is included in the Portfolio of Investments. Reverse repurchase agreements constitute debt. For the six months ended April 30, 2007, the ratio of the Fund's average debt outstanding (including reverse repurchase agreements) to average net assets was 13.52%.

      E. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward currency exchange contracts is included at the end of the Portfolio of Investments.

      F. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

            exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

      G. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Portfolio of Investments.

      H. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

      I. Inflation-Adjusted Debt Securities. The Fund generally invests in inflation-adjusted debt securities issued by the U.S. Treasury. The Fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FINANCIAL STATEMENT APRIL 30, 2007                                            17

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

      J. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2007.

      K. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared.

            Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      L. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally paid and declared annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005, respectively, were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                          Net            Total                         Total
        Ordinary       long term        taxable      Tax return    distributions
         Income      capital gain    distributions   of capital        paid
        --------     ------------    -------------   ----------    -------------
2006:  $34,781,656    $7,721,420      $42,503,076        --         $42,503,076
2005:   26,015,083     4,941,902       30,956,985        --          30,956,985

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

            As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                               Components of accumulated earnings/(deficit):
      ----------------------------------------------------------------------------------------------------------------------
                                                                                                                    Total
                          Undistributed  Undistributed                      Accumulated       Unrealized         accumulated
                            ordinary       long-term       Accumulated      capital and      appreciation/         earnings/
                             income      capital gains      earnings        other losses     (depreciation)        (deficit)
                          -------------  -------------     -----------      ------------     --------------      -----------
      2006:                $  620,012      $       --      $   620,012      $(26,897,710)      $ 1,041,491       $(25,236,207)
      2005:                 9,181,978       7,721,574       16,903,552                --        (8,649,025)         8,254,527

            The Fund had a net capital loss carryforward of approximately $26,897,710 which will expire on October 31, 2014.

            Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, forward currency contracts marked to market and futures marked to market.

            To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

      M. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2007, the Fund incurred $521,827 for advisory services.

FINANCIAL STATEMENT APRIL 30, 2007                                            19

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2007, the Fund incurred $208,731 for administrative services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares' and Class A shares' average daily net assets. For the six months ended April 30, 2007, the Fund incurred $383,991 for shareholder servicing fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2007, the Fund incurred $83,899 for custody and accounting services. These fees were reduced by $3,604 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2007 was $100,595.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the six months ended April 30, 2007, the Fund paid no fees to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2007, the Fund incurred $24,307 for these fees.

3. Distribution Plan. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets. For the six months ended April 30, 2007, the Fund incurred $8,365 for distribution fees. All shares of Class A redeemed on April 2, 2007 and the Class was closed.

      For the six months ended April 30, 2007, the Fund paid no front-end sales loads from the sales of Class A shares were retained by Lincoln Financial Advisors Corp., an affiliated broker-dealer of the Fund.

4. Investment Transactions. For the six months ended April 30, 2007, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $671,128,509 and $758,984,257, respectively.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund, 277,777,778 shares have been classified as Class I shares of the Fund and 277,777,777 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                        SHARES                                 AMOUNT
                                                           For the six                           For the six
                                                           months ended           For the        months ended           For the
                                                          April 30, 2007         year ended     April 30, 2007         year ended
                                                            (unaudited)      October 31, 2006     (unaudited)       October 31, 2006
                                                          --------------     ----------------   --------------      ----------------
Class N
Capital stock sold .................................          1,366,636           6,288,489       $  14,199,107       $  66,929,780
Capital stock issued in
   connection with
   re-investment of dividends ......................            132,332           3,053,382           1,380,327          32,308,931
Capital stock redeemed .............................        (11,726,694)        (19,387,653)       (121,622,401)       (203,551,461)
                                                            -----------         -----------       -------------       -------------
Net decrease .......................................        (10,227,726)        (10,045,782)      $(106,042,967)      $(104,312,750)
                                                            ===========         ===========       =============       =============
Class I
Capital stock sold .................................            517,921           3,997,872       $   5,372,542       $  41,931,489
Capital stock issued in
   connection with
   re-investment of
   dividends .......................................             45,383             492,954             475,263           5,217,311
Capital stock redeemed .............................         (2,082,919)         (1,760,812)        (21,596,409)        (18,390,572)
                                                            -----------         -----------       -------------       -------------
Net increase (decrease) ............................         (1,519,615)          2,730,014       $ (15,748,604)      $  28,758,228
                                                            ===========         ===========       =============       =============
Class A
Capital stock sold .................................              9,721             101,141       $      99,402       $   1,069,581
Capital stock issued in
   connection with
   re-investment of dividends ......................                174              58,627               1,828             620,715
Capital stock redeemed .............................           (675,171)           (402,225)         (7,071,764)         (4,236,986)
                                                            -----------         -----------       -------------       -------------
Net decrease .......................................           (665,276)           (242,457)      $  (6,970,534)      $  (2,546,690)
                                                            ===========         ===========       =============       =============

6. Subsequent Event. On May 23, 2007 at a special meeting of the shareholders of BBH Fund, Inc. (the "Corporation") the shareholders approved the transfer of all assets of each series of the Corporation (each a "Predecessor Fund") to a corresponding series of BBH Trust, a newly organized Delaware statutory trust, (each a "Successor Fund") in exchange for shares of each Successor Fund having an aggregate value equal to the assets and liabilities of each Predecessor Fund and the assumption by each Successor Fund of all liabilities of each Predecessor Fund.

FINANCIAL STATEMENT APRIL 30, 2007                                            21

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2007 (unaudited)

EXAMPLE

As a shareholder of BBH Real Return Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH REAL RETURN FUND~
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2007 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                Expenses Paid
                                                              Beginning                  Ending                During Period
                                                            Account Value             Account Value           November 1, 2006
                                                           November 1, 2006           April 30, 2007         to April 30, 2007(1)
                                                           ----------------           --------------         --------------------
Class N
Actual .............................................             $1,000                  $1,012.60                    3.74
Hypothetical(2) ....................................             $1,000                  $1,021.08                    3.76

                                                                                                                Expenses Paid
                                                              Beginning                  Ending                During Period
                                                            Account Value             Account Value           November 1, 2006
                                                           November 1, 2006           April 30, 2007         to April 30, 2007(1)
                                                           ----------------           --------------         --------------------
Class I
Actual .............................................             $1,000                  $1,014.00                    2.50
Hypothetical(2) ..............................             $1,000                  $1,022.32                    2.51

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.75% and 0.50% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT APRIL 30, 2007                                            23

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2007 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2006, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)

assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it

FINANCIAL STATEMENT APRIL 30, 2007                                            25

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)

was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2006 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)

The following factors specific to BBH Real Return Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the information showing performance of the Real Return Fund's Class N shares and Class I shares compared to the Citibank Inflation-Indexed Securities Index since March 31, 1997, which was the date that the Real Return Fund had completed its conversion to a TIPS benchmark. Both classes of the Real Return Fund on a pre-fee basis outperformed the benchmark by a meaningful amount over all relevant periods and on an after-fee basis performed roughly in line with the benchmark over all relevant periods. The Board viewed with favor this performance and noted the benchmark has no fees. The Board also noted the expense ratio for both share classes was in line with or lower than many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the Real Return Fund's investment results over time and its total expense ratio had been satisfactory.

FINANCIAL STATEMENT APRIL 30, 2007                                            27

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN


                               Semi-Annual Report
                                 APRIL 30, 2007


                          BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2007 (unaudited)

COUNTRY DIVERSIFICATION
                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                     ------------     ----------
Australia .....................................      $ 51,024,214         7.7%
Belgium .......................................         7,557,647         1.1
Finland .......................................         9,985,705         1.5
France ........................................        78,602,266        11.8
Germany .......................................        22,655,826         3.4
Hong Kong .....................................        36,692,353         5.5
Italy .........................................        20,144,015         3.0
Japan .........................................       183,130,048        27.6
Netherlands ...................................        22,999,235         3.5
New Zealand ...................................         3,815,551         0.6
Singapore .....................................        10,910,999         1.6
South Africa ..................................         3,478,566         0.5
Spain .........................................        30,771,709         4.7
Sweden ........................................        11,434,239         1.8
Switzerland ...................................        16,477,325         2.5
Taiwan ........................................         5,508,295         0.8
United Kingdom ................................       133,354,110        20.1
Short-Term Investments ........................        75,784,038        11.4
Liabilities in Excess of Other Assets .........       (60,598,496)       (9.1)
                                                     ------------       ------
NET ASSETS ....................................      $663,727,645       100.0%
                                                     ============       ======

All data as of April 30, 2007. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2007 (unaudited)

SECTOR DIVERSIFICATION
                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                     ------------     ----------
Consumer Discretionary ........................      $ 57,642,769         8.7%
Consumer Staples ..............................        81,627,995        12.3
Diversified Operations ........................        12,632,048         1.9
Electronics ...................................         1,595,756         0.2
Energy ........................................        74,176,598        11.2
Finance .......................................       146,007,926        22.0
Health Care ...................................        54,813,511         8.3
Industrials ...................................        50,250,798         7.6
Information Technology ........................        22,086,212         3.3
Materials .....................................        34,108,576         5.1
Media .........................................         6,142,779         0.9
Telecommunication Services ....................        66,959,838        10.1
Utilities .....................................        40,497,297         6.1
Short-Term Investments ........................        75,784,038        11.4
Liabilities in Excess of Other Assets .........       (60,598,496)       (9.1)
                                                     ------------       ------
NET ASSETS ....................................      $663,727,645       100.0%
                                                     ============       ======

All data as of April 30, 2007. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.


FINANCIAL STATEMENT  APRIL 30, 2007                                            3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)

  Shares                                                               Value
 ---------                                                          ------------
             COMMON STOCKS (97.7%)
             AUSTRALIA (7.7%)
             CONSUMER STAPLES
 1,438,965   Foster's Group, Ltd................................   $  7,607,336
                                                                   ------------
             ENERGY
   302,000   Woodside Petroleum, Ltd............................      9,847,597
                                                                   ------------
             FINANCE
   370,000   Lend Lease Corp., Ltd..............................      6,107,302
   291,032   National Australia Bank, Ltd.......................     10,372,964
                                                                   ------------
                                                                     16,480,266
                                                                   ------------
             INDUSTRIALS
   107,312   Wesfarmers, Ltd....................................      3,481,259
                                                                   ------------
             MATERIALS
   565,251   Amcor, Ltd.........................................      3,487,812
                                                                   ------------
             TELECOMMUNICATION SERVICES
 2,614,649   Telstra Corp.......................................     10,119,944
                                                                   ------------
             Total Australia....................................     51,024,214
                                                                   ------------
             BELGIUM (1.1%)
             FINANCE

   168,566   Fortis.............................................      7,557,647
                                                                   ------------
             Total Belgium......................................      7,557,647
                                                                   ------------
             FINLAND (1.5%)
             MATERIALS

   210,045   UPM-Kymmene Oyj....................................      5,178,182
                                                                   ------------
             TELECOMMUNICATION SERVICES
   190,000   Nokia Oyj..........................................      4,807,523
                                                                   ------------
             Total Finland......................................      9,985,705
                                                                   ------------
             FRANCE (11.8%)
             CONSUMER DISCRETIONARY
    80,386   Renault SA.........................................     10,438,557
                                                                   ------------
             CONSUMER STAPLES
    85,485   Carrefour SA1......................................      6,556,277
    62,000   L'Oreal SA1........................................      7,437,267
                                                                   ------------
                                                                     13,993,544
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

  Shares                                                               Value
 ---------                                                          ------------
             COMMON STOCKS (continued)
             FRANCE (continued)
             DIVERSIFIED OPERATIONS
    58,000   LVMH Moet Hennessy Louis Vuitton SA................   $  6,759,795
                                                                   ------------
             ENERGY
   226,563   Total SA...........................................     16,742,832
                                                                   ------------
             FINANCE
    49,556   Societe Generale...................................     10,498,500
                                                                   ------------
             INDUSTRIALS
    70,119   Compagnie de Saint-Gobain..........................      7,465,410
                                                                   ------------
             MEDIA
   179,000   Societe Television Francaise1......................      6,142,779
                                                                   ------------
             TELECOMMUNICATION SERVICES
   224,855   France Telecom SA..................................      6,560,849
                                                                   ------------
             Total France.......................................     78,602,266
                                                                   ------------
             GERMANY (3.4%)
             MATERIALS
   126,709   Bayer AG1..........................................      8,690,883
                                                                   ------------
             TELECOMMUNICATION SERVICES
   254,474   Deutsche Telekom AG................................      4,641,976
                                                                   ------------
             UTILITIES
    88,101   RWE AG1............................................      9,322,967
                                                                   ------------
             Total Germany......................................     22,655,826
                                                                   ------------
             HONG KONG (5.5%)
             DIVERSIFIED OPERATIONS
   610,000   Hutchison Whampoa, Ltd.............................      5,872,253
                                                                   ------------
             ENERGY
 9,000,000   CNOOC, Ltd. .......................................      7,740,680
                                                                   ------------
             FINANCE
   948,000   Wharf Holdings, Ltd................................      3,493,120
                                                                   ------------
             TELECOMMUNICATION SERVICES
   360,000   China Mobile, Ltd..................................      3,245,257
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2007                                            5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

  Shares                                                               Value
 ---------                                                          ------------
             COMMON STOCKS (continued)
             HONG KONG (continued)
             UTILITIES

   820,000   CLP Holdings, Ltd..................................   $  5,979,930
 2,520,000   Hong Kong & China Gas Co...........................      5,979,432
   875,000   HongKong Electric Holdings.........................      4,381,681
                                                                   ------------
                                                                     16,341,043
                                                                   ------------
             Total Hong Kong....................................     36,692,353
                                                                   ------------
             ITALY (3.0%)
             FINANCE
 1,515,326   Intesa Sanpaolo SpA................................     12,687,425
   725,292   UniCredito Italiano SpA............................      7,456,590
                                                                   ------------
                                                                     20,144,015
                                                                   ------------
             Total Italy........................................     20,144,015
                                                                   ------------
             JAPAN (27.6%)
             CONSUMER DISCRETIONARY
   121,000   Denso Corp.........................................      4,278,157
   144,000   Honda Motor Co., Ltd...............................      4,957,397
   111,400   Toyota Motor Corp..................................      6,788,605
                                                                   ------------
                                                                     16,024,159
                                                                   ------------
             CONSUMER STAPLES
   138,000   Hoya Corp..........................................      4,237,042
   144,000   Ito En, Ltd.1......................................      4,799,762
   342,000   Kao Corp...........................................      9,393,195
    43,000   Shimamura Co., Ltd. ...............................      4,701,913
                                                                   ------------
                                                                     23,131,912
                                                                   ------------
             FINANCE
   135,000   Daito Trust Construction Co., Ltd..................      6,205,405
   336,400   Millea Holdings, Inc...............................     12,459,716
   220,000   Mitsubishi Estate Co., Ltd.........................      6,812,299
       550   Mitsubishi UFJ Financial Group, Inc................      5,751,495
                                                                   ------------
                                                                     31,228,915
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

  Shares                                                               Value
 ---------                                                          ------------
             COMMON STOCKS (continued)
             JAPAN (continued)
             HEALTH CARE
   215,600   Astellas Pharma, Inc...............................   $  9,410,864
   107,000   Eisai Co., Ltd. ...................................      5,086,460
   210,500   Takeda Pharmaceutical Co., Ltd. ...................     13,648,591
                                                                   ------------
                                                                     28,145,915
                                                                   ------------
             INDUSTRIALS
    93,000   Advantest Corp.....................................      4,131,087
   160,000   Daikin Industries, Ltd.............................      5,410,645
    72,000   Fanuc, Ltd.........................................      7,047,386
    35,600   Hirose Electric Co., Ltd. .........................      4,332,640
    27,250   Keyence Corp.......................................      6,066,354
    65,000   Murata Manufacturing Co., Ltd......................      4,792,684
   101,000   Secom Co., Ltd. ...................................      4,572,317
       652   West Japan Railway Co. ............................      2,951,016
                                                                   ------------
                                                                     39,304,129
                                                                   ------------
             INFORMATION TECHNOLOGY
   292,700   Canon, Inc.........................................     16,369,102
    63,500   Rohm Co., Ltd. ....................................      5,717,110
                                                                   ------------
                                                                     22,086,212
                                                                   ------------
             MATERIALS
    91,500   Nitto Denko Corp. .................................      4,032,236
    91,000   Shin-Etsu Chemical Co., Ltd........................      5,890,188
                                                                   ------------
                                                                      9,922,424
                                                                   ------------
             TELECOMMUNICATION SERVICES
       661   KDDI Corp. ........................................      5,190,589
       495   Nippon Telegraph & Telephone Corp..................      2,464,009
     3,300   NTT DoCoMo, Inc....................................      5,631,784
                                                                   ------------
                                                                     13,286,382
                                                                   ------------
             Total Japan........................................    183,130,048
                                                                   ------------
             NETHERLANDS (3.5%)
             CONSUMER DISCRETIONARY
   374,988   Reed Elsevier NV...................................      7,042,149
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2007                                            7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

  Shares                                                               Value
 ---------                                                          ------------
             COMMON STOCKS (continued)
             NETHERLANDS (continued)
             CONSUMER STAPLES
   134,000   Heineken Holding NV................................   $  6,208,191
                                                                   ------------
             FINANCE
   214,560   ING Groep NV.......................................      9,748,895
                                                                   ------------
             Total Netherlands..................................     22,999,235
                                                                   ------------
             NEW ZEALAND (0.6%)
             TELECOMMUNICATION SERVICES
 1,070,914   Telecom Corp. of New Zealand, Ltd.1................      3,815,551
                                                                   ------------
             Total New Zealand..................................      3,815,551
                                                                   ------------
             SINGAPORE (1.6%)
             FINANCE
   400,000   DBS Group Holdings, Ltd. ..........................      5,542,280
    90,000   Jardine Matheson Holdings, Ltd.....................      2,090,129
   559,200   Oversea-Chinese Banking Corp., Ltd. ...............      3,278,590
                                                                   ------------
                                                                     10,910,999
                                                                   ------------
             Total Singapore....................................     10,910,999
                                                                   ------------
             SOUTH AFRICA (0.5%)
             ENERGY
   101,037   Sasol, Ltd.........................................      3,478,566
                                                                   ------------
             Total South Africa.................................      3,478,566
                                                                   ------------
             SPAIN (4.7%)
             CONSUMER DISCRETIONARY
    90,000   Inditex SA.........................................      5,522,070
                                                                   ------------
             FINANCE
   364,819   Banco Santander Central Hispano SA.................      6,509,299
                                                                   ------------
             TELECOMMUNICATION SERVICES
   520,160   Telefonica SA......................................     11,613,336
                                                                   ------------
             UTILITIES
   144,059   Iberdrola SA.......................................      7,127,004
                                                                   ------------
             Total Spain........................................     30,771,709
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

  Shares                                                               Value
 ---------                                                          ------------

             COMMON STOCKS (continued)
             SWEDEN (1.8%)
             CONSUMER DISCRETIONARY
    98,000   Hennes & Mauritz AB................................   $  6,477,758
                                                                   ------------
             TELECOMMUNICATION SERVICES
 1,300,000   Telefonaktiebolaget LM Ericsson....................      4,956,481
                                                                   ------------
             Total Sweden.......................................     11,434,239
                                                                   ------------
             SWITZERLAND (2.5%)
             CONSUMER STAPLES
    17,100   Nestle SA1.........................................      6,781,950
                                                                   ------------
             HEALTH CARE
   166,367   Novartis AG........................................      9,695,375
                                                                   ------------
             Total Switzerland..................................     16,477,325
                                                                   ------------
             TAIWAN (0.8%)
             ELECTRONICS
    54,100   Taiwan Semiconductor Manufacturing Co., Ltd........        570,214
    97,300   Taiwan Semiconductor Manufacturing Co., Ltd........      1,025,542
                                                                   ------------
                                                                      1,595,756
                                                                   ------------
             TELECOMMUNICATION SERVICES
   196,610   Chunghwa Telecom Co., Ltd. ADR...................      3,912,539
                                                                   ------------
             Total Taiwan.......................................      5,508,295
                                                                   ------------
             UNITED KINGDOM (20.1%)
             CONSUMER DISCRETIONARY
   444,362   Compass Group, Plc.................................      3,215,705
   499,590   GKN, Plc...........................................      3,841,304
   940,000   Kingfisher, Plc....................................      5,081,067
                                                                   ------------
                                                                     12,138,076
                                                                   ------------
             CONSUMER STAPLES
    96,663   Alliance Boots, Plc................................      2,159,285
   134,000   Reckitt Benckiser, Plc.............................      7,344,227
   321,630   Unilever, Plc. ....................................     10,068,269
   710,000   WM Morrison Supermarkets, Plc. ....................      4,333,281
                                                                   ------------
                                                                     23,905,062
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2007                                            9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

  Shares                                                               Value
 ---------                                                          ------------
             COMMON STOCKS (continued)
             UNITED KINGDOM (continued)
             ENERGY
 1,050,762   BG Group, Plc......................................  $  15,167,682
 1,236,629   BP, Plc............................................     13,897,234
   208,581   Royal Dutch Shell, Plc.............................      7,302,007
                                                                   ------------
                                                                     36,366,923
                                                                   ------------
             FINANCE
   210,391   Aviva, Plc.........................................      3,301,533
   492,841   HBOS, Plc..........................................     10,580,586
   642,858   Lloyds TSB Group, Plc..............................      7,414,505
   212,660   Royal Bank of Scotland Group, Plc..................      8,139,646
                                                                   ------------
                                                                     29,436,270
                                                                   ------------
             HEALTH CARE
   586,474   GlaxoSmithKline, Plc...............................     16,972,221
                                                                   ------------
             MATERIALS
   112,000   Rio Tinto, Plc.....................................      6,829,275
                                                                   ------------
             UTILITIES
 1,000,000   Centrica, Plc......................................      7,706,283
                                                                   ------------
             Total United Kingdom...............................    133,354,110
                                                                   ------------
             TOTAL COMMON STOCKS (Identified cost
               $459,001,586)....................................    648,542,103
                                                                   ------------
 Principal
  Amount
----------
             SHORT-TERM INVESTMENTS (11.4%)
$60,384,038  Brown Brothers Investment Trust Securities
               Lending Fund(2)..................................     60,384,038
15,400,000   HSBC Bank USA 5.125%, 5/01/07......................     15,400,000
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified cost $75,784,038)......................     75,784,038
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $534,785,624)3........  109.1%  $724,326,141
LIABILITIES IN EXCESS OF OTHER ASSETS....................   (9.1)   (60,598,496)
                                                           ------  ------------
NET ASSETS   ............................................  100.0%  $663,727,645
                                                           ======  ============
----------
1  Security, or a portion thereof, on loan.
2  Affiliated Issuer.

                                              (footnotes continued on next page)

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

3 The aggregate cost of federal income tax purposes is $534,785,624, the aggregate gross unrealized appreciation is $203,700,812, and the aggregate gross unrealized depreciation is $14,160,295, resulting in net unrealized appreciation of $189,540,517.

A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2007 is as follows:

                                                                    Unrealized
                                        Notional        Market     Appreciation/
Description                              Value          Value     (Depreciation)
-----------                             --------        ------    --------------
Buy Contract
GBP British Pound settling 7/31/07     21,790,886    21,790,886    $ 21,790,886

Sell Contract:
GBP British Pound settling 7/31/07    (10,915,500)  (21,816,863)   $(21,816,863)
                                                                   ------------
                                                                   $    (25,977)
                                                                   ============

ADR - American Depositary Receipt.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2007                                           11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

ASSETS:
   Investments in securities, at value (identified
     cost $534,785,624) .......................................     $724,326,141
   Cash .......................................................          130,834
   Receivables for:
     Unrealized appreciation of forward foreign exchange
       currency contracts .....................................       21,790,886
     Dividends and other receivables ..........................        3,384,803
     Capital stock sold .......................................          964,510
                                                                    ------------
       Total Assets ...........................................      750,597,174
                                                                    ------------
LIABILITIES:
   Due to bank (identified cost $128,288) .....................          128,154
   Payable upon return of securities loaned ...................       60,384,038
   Payables for:
     Unrealized depreciation of forward foreign
       exchange currency contracts ............................       21,816,863
     Investments purchased ....................................        2,873,558
     Investment advisory fees .................................          683,623
     Capital stock redeemed ...................................          420,784
     Shareholder servicing fees ...............................          268,302
     Administrative fees ......................................          157,759
     Custody and accounting fees ..............................          128,758
     Professional fees ........................................            1,197
     Accrued expenses and other liabilities ...................            6,493
                                                                    ------------
     Total Liabilities ........................................       86,869,529
                                                                    ------------
NET ASSETS ....................................................     $663,727,645
                                                                    ============
Net Assets Consist of:
   Par value ..................................................     $     39,224
   Paid-in capital ............................................      460,683,647
   Undistributed net investment income ........................        2,006,265
   Accumulated net realized gain on investments and
     foreign exchange transactions ............................       11,459,201
   Net unrealized appreciation on investments and
     foreign currency translations ............................      189,539,308
                                                                    ------------
Net Assets ....................................................     $663,727,645
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($619,769,883 / 36,631,362 shares outstanding) ................           $16.92
                                                                          ======
CLASS I SHARES

($43,957,762 / 2,593,256 shares outstanding) ..................           $16.95
                                                                          ======

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2007 (unaudited)


NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of foreign withholding
       taxes of $442,094) .....................................    $  6,850,926
     Securities lending income ................................          57,535
     Interest and other income ................................         307,234
                                                                   ------------
       Total Income ...........................................       7,215,695
                                                                   ------------
   EXPENSES:
     Investment advisory fees .................................       1,955,933
     Shareholder servicing fees ...............................         707,792
     Administrative fees ......................................         451,369
     Custody and accounting fees ..............................         201,812
     Professional fees ........................................          29,629
     Board of Directors' fees .................................          18,492
     Miscellaneous expenses ...................................          35,285
                                                                   ------------
       Total Expenses .........................................       3,400,312
       Expense offset arrangement .............................          (6,687)
                                                                   ------------
       Net Expenses ...........................................       3,393,625
                                                                   ------------
   Net Investment Income ......................................       3,822,070
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments ...........................      13,768,414
   Net realized loss on foreign exchange transactions .........        (896,038)
                                                                   ------------
     Net realized gain on investments and foreign exchange
       transactions ...........................................      12,872,376
   Net change in unrealized appreciation on investments and
     foreign currency translations ............................      44,284,099
                                                                   ------------
     Net Realized and Unrealized Gain .........................      57,156,475
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations .......    $ 60,978,545
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2007                                           13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                For the six        For the
                                                                months ended     year ended
                                                               April 30, 2007    October 31,
                                                                 (unaudited)         2006
                                                               --------------    -----------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income .................................    $  3,822,070     $  8,716,371
     Net realized gain on investments and foreign
       exchange transactions ...............................      12,872,376       15,555,811
     Net change in unrealized appreciation on
       investments and foreign currency translations .......      44,284,099       87,430,410
                                                                ------------     ------------
     Net increase in net assets resulting from operations ..      60,978,545      111,702,592
                                                                ------------     ------------
   Dividends and distributions declared:
     From net investment income:
     Class N ...............................................      (8,234,635)      (5,726,229)
     Class I ...............................................        (723,263)        (610,520)
     From net realized gains:
     Class N ...............................................      (5,732,846)              --
     Class I ...............................................        (440,337)              --
                                                                ------------     ------------
       Total dividends and distributions declared ..........     (15,131,081)      (6,336,749)
                                                                ------------     ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ..............      64,387,528      133,213,687
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions .....      11,353,798        4,128,239
     Net cost of capital stock redeemed ....................     (21,491,161)     (69,153,240)
                                                                ------------     ------------
       Net increase in net assets resulting from
         capital stock transactions ........................      54,250,165       68,188,686
                                                                ------------     ------------
       Total increase in net assets ........................     100,097,629      173,554,529
NET ASSETS:
   Beginning of year .......................................     563,630,016      390,075,487
                                                                ------------     ------------
   End of period (including undistributed net investment
     income of $2,006,265 and $7,142,093, respectively) ....    $663,727,645     $563,630,016
                                                                ============     ============

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period


                                         For the six
                                         months ended                For the years ended October 31,
                                        April 30, 2007   ----------------------------------------------------
                                          (unaudited)     2006        2005        2004       2003       2002
                                        --------------   ------      ------       -----      -----      -----
Net asset value, beginning of year ......   $15.71       $12.59      $10.96      $ 9.28      $8.03      $9.34
                                            ------       ------      ------      ------      -----      -----
Income from investment operations:
  Net investment income1 ................     0.10         0.25        0.18        0.14       0.08       0.03
  Net realized and unrealized gain (loss)     1.52         3.07        1.54        1.64       1.19      (1.34
                                            ------       ------      ------      ------      -----      -----
    Total income (loss) from investment
      operations ........................     1.62         3.32        1.72        1.78       1.27      (1.31)
                                            ------       ------      ------      ------      -----      -----
Less dividends and distributions:
  From net investment income ............    (0.24)       (0.20)      (0.09)      (0.10)     (0.02)        --
  From net realized gains ...............    (0.17)          --          --          --         --         --

    Total dividends and distributions ...    (0.41)       (0.20)      (0.09)      (0.10)     (0.02)        --
                                            ------       ------      ------      ------      -----      -----
Net asset value, end of period ..........   $16.92       $15.71      $12.59      $10.96      $9.28      $8.03
                                            ======       ======      ======      ======      =====      =====
Total return ............................    10.50%       26.62%      15.77%      19.29%     15.87%    (14.03)%
Ratios/Supplemental data:
  Net assets, end of period (in millions)     $620         $524        $356        $211       $ 98        $98
  Ratio of expenses to average net assets     1.15%2,3     1.11%3      1.23%       1.30%      1.28%      1.34%4
  Ratio of net investment income to
    average net assets ..................     1.26%2       1.76%       1.49%       1.34%      0.98%      0.34%
  Portfolio turnover rate ...............       16%2         10%          5%         81%        74%        36%5

----------
1  Calculated using average shares outstanding for the year.

2  Annualized.

3 The ratio of expenses to average net assets for the six months ended April 30, 2007 and year ended October 31, 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 1.15% and 1.17%, respectively.

4 Includes the Fund's share of expenses paid by the International Equity Fund (the "Portfolio") and includes the impact of the Portfolio's expense offset arrangement. Excluding the Fund's share of the expense offset arrangement increases the Fund's ratio to average net assets to 1.35% for the year ended October 31, 2002.

5 Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002. FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for a Class I share outstanding throughout each period


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2007                                           15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class N share outstanding throughout each period


                                                                                                 For the period from
                                                                                                   October 30, 2002
                                        For the six               For the years ended               (commencement
                                       months ended                    October 31,                  of operations)
                                      April 30, 2007     ------------------------------------          through
                                        (unaudited)       2006       2005      2004      2003     October 31, 2002
                                      --------------     ------     ------    ------    -----    --------------------
Net asset value, beginning of period      $15.76         $12.62     $10.98    $ 9.30    $8.03            $7.95
Income from investment operations:
   Net investment income...............     0.121          0.291      0.211     0.141    0.111            0.002
   Net realized and unrealized gain         1.52           3.07       1.54      1.66     1.18             0.08
                                          ------         ------     ------    ------    -----            -----
     Total income from investment
       operations......................     1.64           3.36       1.75      1.80     1.29             0.08
                                          ------         ------     ------    ------    -----            -----
Less dividends and distributions:
   From net investment income..........    (0.28)         (0.22)     (0.11)    (0.12)   (0.02)              --
   From net realized gains.............    (0.17)            --         --        --       --               --
                                          ------         ------     ------    ------    -----            -----
     Total dividends and distributions     (0.45)         (0.22)     (0.11)    (0.12)   (0.02)              --
                                          ------         ------     ------    ------    -----            -----
Net asset value, end of period            $16.95         $15.76     $12.62    $10.98    $9.30            $8.03
                                          ======         ======     ======    ======    =====            =====
Total return...........................    10.58%         26.98%     16.05%    19.54%   16.18%            1.01%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions).....................      $44            $40        $34       $27      $58              $16
   Ratio of expenses to average
     net assets........................     0.89%3,4       0.87%4     0.98%     1.05%    1.05%            1.08%3
   Ratio of net investment income to
     average net assets................     1.47%3         2.02%      1.73%     1.33%    1.34%            1.34%3
   Portfolio turnover rate.............       16%3           10%         5%       81%      74%              36%3,5

----------
1  Calculated using average shares outstanding for the year.

2  Less than $0.01 per share.

3  Annualized

4 The ratio of expenses to average net assets for the six months ended April 30, 2007 and the year ended October 31, 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.90% and 0.94%, respectively.

5 Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.


   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies. BBH International Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Corporation's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

   B. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

   C. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of


FINANCIAL STATEMENT  APRIL 30, 2007                                           17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)


      foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward foreign currency exchange Contracts is included at the end of the Portfolio of Investments.

   D. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   E. Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Portfolio of Investments.

   F. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Information regarding securities lending is included at the end of the Portfolio of Investments.

   G. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign invest-

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)


      ment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   H. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005, respectively, were as follows:

                            Distribution paid from:
--------------------------------------------------------------------------------
                            Net           Total                        Total
           Ordinary      long term       taxable      Tax return   distributions
            Income     capital gain   distributions   of capital       paid
           --------    ------------   -------------   ----------   -------------
2006:     $6,336,749         --         $6,336,749        --        $6,336,749
2005:      2,114,695         --          2,114,695        --         2,114,695

As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


                           Components of accumulated earnings/(deficit):
--------------------------------------------------------------------------------------------------
                                                                                          Total
       Undistributed   Undistributed                   Accumulated     Unrealized      accumulated
         ordinary        long-term      Accumulated    capital and    appreciation/     earnings/
          income       capital gains     earnings     other losses   (depreciation)     (deficit)
       -------------   -------------    -----------   ------------   --------------    -----------
2006:    $8,612,204      $6,171,571     $14,783,775        --         $142,373,535     $157,157,310
2005:     6,092,349          --           6,092,349    (9,865,713)      55,564,831       51,791,467

      Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, PFICs marked to market and forward currency marked to market.

   I. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.


FINANCIAL STATEMENT  APRIL 30, 2007                                           19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)


      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2. Transactions with Affiliates.

   Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.65% of the Fund's average daily net assets. BBH has a sub-advisory agreement with Walter Scott & Partners Limited ("Walter Scott"), and Mondrian Investment Partners Limited ("Mondrian"), for which Walter Scott and Mondrian receive compensation paid by BBH. For the six months ended April 30, 2007, the Fund incurred $1,955,933 for advisory services.

   Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administrative services calculated daily and paid monthly at an annual rate of 0.15% of the Funds average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2007, the Fund incurred $451,369 for administrative services.

   Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2007, the Fund incurred $707,792 for shareholder servicing services.

   Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2007, the Fund incurred $201,812 for custody and accounting services. These fees were reduced by $6,687 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2007 was $4,154.

   Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the six months ended April 30, 2007, the Fund paid $9,877 to BBH for security lending services.

   Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2007, the Fund incurred $18,492 for these fees.

3. Investment Transactions. For the six months ended April 30, 2007, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $86,814,202 and $47,638,774, respectively. There were no purchases or sales of U.S. government obligations during the period.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)


4. Securities on Loan. As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $57,448,888. The Fund received $60,384,038 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:


                                         SHARES                                 AMOUNT
                            ----------------------------------    ----------------------------------
..                             For the six                         For the six
                             months ended         For the         months ended          For the
                            April 30, 2007      year ended        April 30, 2007        year ended
                              (unaudited)     October 31, 2006      (unaudited)     October 31, 2006
                            --------------    ----------------    --------------    ----------------
Class N
Capital stock sold ........    3,916,011          8,890,682       $ 63,387,528        $124,803,674
Capital stock issued in
  connection with
  reinvestment of dividends      712,731            262,778         11,353,798           4,128,239
Capital stock redeemed ....   (1,328,383)        (4,075,747)       (21,490,960)        (57,703,226)
                               ---------          ---------       ------------        ------------
Net increase ..............    3,300,359          5,077,713       $ 53,250,366        $ 71,228,687
                               =========          =========       ============        ============


                                             SHARES                              AMOUNT
                            ----------------------------------    ----------------------------------
..                             For the six                         For the six
                             months ended         For the         months ended          For the
                            April 30, 2007      year ended        April 30, 2007        year ended
                              (unaudited)     October 31, 2006      (unaudited)     October 31, 2006
                            --------------    ----------------    --------------    ----------------
Class I
Capital stock sold........     63,171             611,641          $ 1,000,000        $  8,410,013
Capital stock issued in
  connection with
  reinvestment of dividends        --                  --                   --                  --
Capital stock redeemed....        (12)           (811,953)                (201)        (11,450,014)
                               ------            --------            ---------        ------------
Net increase (decrease)...     63,159            (200,312)           $ 999,799        $ (3,040,001)
                               ======            ========            =========        ============

6. Subsequent Event. On May 23, 2007 at a special meeting of the shareholders of BBH Fund, Inc. (the "Corporation"), the shareholders approved the transfer of all assets of each series of the Corporation (each a "Predecessor Fund") to a corresponding series of BBH Trust, a newly organized Delaware statutory trust, (each a "Successor Fund"), in exchange for shares of each Successor Fund having an aggregate value equal to the assets and liabilities of each Predecessor Fund and the assumption by each Successor Fund of all liabilities of each Predecessor Fund.


FINANCIAL STATEMENT  APRIL 30, 2007                                           21

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2007 (unaudited)

EXAMPLE
As a shareholder of BBH International Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2007 (unaudited)


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                           Beginning           Ending           During Period
                         Account Value     Account Value      November 1, 2006
                       November 1, 2006    April 30, 2007   to April 30, 2007(1)
                       ----------------    --------------   --------------------
Class N
Actual................      $1,000            $1,105.00             $6.00
Hypothetical2.........      $1,000            $1,019.09             $5.76

                                                                Expenses Paid
                           Beginning           Ending           During Period
                         Account Value     Account Value      November 1, 2006
                       November 1, 2006    April 30, 2007   to April 30, 2007(1)
                       ----------------    --------------   --------------------
Class I
Actual................      $1,000            $1,105.80             $4.65
Hypothetical2.........      $1,000            $1,020.38             $4.46
----------
1 Expenses are equal to the Fund's annualized expense ratio of 1.15% and 0.89% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT  APRIL 30, 2007                                           23

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2007 (unaudited)

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on December 11, 2006, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BBH
The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Equity Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. For the International Equity Fund, BBH has entered into Subadvisory Agreements with Walter Scott and Mondrian (the "Subadvisers") pursuant to which the Subadvisers provide such investment management services; that BBH continues to have responsibility for investment management services provided under the Subadvisory Agreements; and that, in the event a Subadviser ceases to provide services to the International Fund, the services will be provided by BBH or, subject to necessary approvals, by the other Subadviser or another firm selected by the Board and approved by shareholders.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO BBH
At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2006, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)


when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

FALL-OUT BENEFITS
The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.


FINANCIAL STATEMENT  APRIL 30, 2007                                           25

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)


ECONOMIES OF SCALE
The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

INVESTMENT RESULTS
The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2006 and compared to one or more securities indices over comparable periods.

ADVISORY FEE RATE
The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)


that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH International Equity Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the performance of the International Equity Fund's Class N shares and Class I shares versus the MSCI Europe, Australia and Far East Index (the "Index"). The Board considered the performance of the International Equity Fund and each sub-advisor since adopting a multi-manager approach and employing two sub-advisors in January 2004. The Board recognized that divergence from the Index, particularly during periods of significant market movements, was to be expected because each of the managers has a clearly defined fundamental investment style with only modest concern for tracking error to the Index. The Board reviewed the overall investments of the International Equity Fund and concluded that the portfolio was broadly diversified in terms of country exposure, sector exposure and specific company risk. The Board noted that the performance of both share classes after all expenses was better than the Index since January 31, 2004, but concurred that the multi-manager approach and the two sub-advisors will need to be judged over a three to five year time frame. The Board also noted the expense ratio for both share classes was in line with many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the International Equity Fund's recent investment results and its total expense ratio had been satisfactory.


FINANCIAL STATEMENT  APRIL 30, 2007                                           27

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2007

                                BBH CORE SELECT
                   (Formerly, BBH Tax-Efficient Equity Fund)

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2007 (unaudited)

SECTOR DIVERSIFICATION

                                                                         Percent
                                                                         of Net
                                                       U.S. $ Value      Assets
                                                       ------------     --------

Consumer Discretionary ............................    $16,468,604       16.9%
Consumer Staples ..................................     19,614,106       20.1
Energy ............................................      8,436,475        8.6
Financials ........................................     12,729,203       13.0
Health Care .......................................      6,241,638        6.4
Industrials .......................................      4,382,582        4.5
Information Technology ............................     20,246,643       20.7
Materials .........................................      3,484,086        3.6
Short-Term Investment .............................      5,893,244        6.0
Cash and Other Assets in Excess of Liabilities ....        191,183        0.2
                                                       -----------      -----
NET ASSETS ........................................    $97,687,764      100.0%
                                                       ===========      =====

All data as of April 30, 2007. The Fund's sector breakdown is expressed as a percentage of net assets and may vary over time.


   The accompanying notes are an integral part of these financial statements.

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)

  Shares                                                                Value
----------                                                           -----------
                 COMMON STOCKS (93.8%)
                 CONSUMER DISCRETIONARY (16.9%)
    43,800       Bed, Bath & Beyond, Inc.(1) ..................      $ 1,784,412
   202,175       Liberty Global, Inc. (Series C)(1) ...........        6,754,667
   250,625       ServiceMaster Co. ............................        3,857,119
    98,725       Viacom, Inc. (Class B)(1) ....................        4,072,406
                                                                     -----------
                 Total Consumer Discretionary                         16,468,604
                                                                     -----------
                 CONSUMER STAPLES (20.1%)
    85,000       Cadbury Schweppes, Plc. ADR ..................        4,509,250
    29,325       Coca-Cola Co. ................................        1,530,472
    51,265       Costco Wholesale Corp. .......................        2,746,266
    46,675       Nestle SA ADR ................................        4,639,168
    29,400       PepsiCo, Inc. ................................        1,943,046
    88,604       Wal-Mart Stores, Inc. ........................        4,245,904
                                                                     -----------
                 Total Consumer Staples                               19,614,106
                                                                     -----------
                 ENERGY (8.6%)
    73,875       Occidental Petroleum Corp. ...................        3,745,462
    34,425       Suncor Energy, Inc. ..........................        2,771,212
    35,375       XTO Energy, Inc. .............................        1,919,801
                                                                     -----------
                 Total Energy                                          8,436,475
                                                                     -----------
                 FINANCIALS (13.0%)
    73,300       AFLAC, Inc. ..................................        3,763,222
        59       Berkshire Hathaway, Inc. (Class A)(1) ........        6,442,800
    38,950       Freddie Mac ..................................        2,523,181
                                                                     -----------
                 Total Financials                                     12,729,203
                                                                     -----------
                 HEALTH CARE (6.4%)
    41,025       Amgen, Inc.(1) ...............................        2,631,344
    62,150       Novartis AG ADR ..............................        3,610,294
                                                                     -----------
                 Total Health Care                                     6,241,638
                                                                     -----------
                 INDUSTRIALS (4.5%)
   117,150       Waste Management, Inc. .......................        4,382,582
                                                                     -----------
                 Total Industrials                                     4,382,582
                                                                     -----------


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT   APRIL 30, 2007                                           3

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)

  Shares                                                                Value
----------                                                           -----------
                 INFORMATION TECHNOLOGY (20.7%)
   160,415       Dell, Inc.(1) ................................      $ 4,044,062
   148,125       First Data Corp. .............................        4,799,250
    34,400       Fiserv, Inc.(1) ..............................        1,829,048
   185,513       Microsoft Corp. ..............................        5,554,259
   190,975       Western Union Co. ............................        4,020,024
                                                                     -----------
                 Total Information Technology                         20,246,643
                                                                     -----------
                 MATERIALS (3.6%)
    53,975       Praxair, Inc. ................................        3,484,086
                                                                     -----------
                 Total Materials                                       3,484,086
                                                                     -----------
                 TOTAL COMMON STOCKS (Identified cost
                 $75,892,484) .................................       91,603,337
                                                                     -----------
Principal
 Amount
----------
                 SHORT-TERM INVESTMENT (6.0%)
$5,900,000       U.S. Treasury Bill 4.909% 05/10/07 ...........        5,893,244
                                                                     -----------
                 TOTAL SHORT-TERM INVESTMENT (Identified cost
                 $5,892,787) ..................................        5,893,244
                                                                     -----------
TOTAL INVESTMENTS (Identified cost $81,785,271)(2)...     99.8%      $97,496,581
CASH AND OTHER AS ...................................      0.2           191,183
                                                         -----       -----------
NET ASSETS ..........................................    100.0%      $97,687,764
                                                         =====       ===========

----------
(1)   Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $81,785,271, the aggregate gross unrealized appreciation is $16,344,983, and the aggregate gross unrealized depreciation is $633,673, resulting in net unrealized appreciation of $15,711,310.

ADR - American Depositary Receipt.


   The accompanying notes are an integral part of these financial statements.

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)


ASSETS:
  Investments in securities, at value (identified
    cost $81,785,271) ...........................................   $97,496,581
  Cash ..........................................................       527,728
  Receivables for:
    Capital stock sold ..........................................       801,618
    Dividends ...................................................       158,278
                                                                    -----------
      Total Assets ..............................................    98,984,205
                                                                    -----------
LIABILITIES:
  Payables for:
    Capital stock redeemed ......................................     1,061,775
    Investment advisory fees ....................................       102,886
    Shareholder servicing fees ..................................        39,571
    Custody and accounting fees .................................        24,864
    Administrative fees .........................................        23,743
    Professional fees ...........................................        21,034
    Board of Directors
    Board of Directors' fees ....................................         1,000
    Accrued expenses and other liabilities ......................        21,568
                                                                    -----------
      Total Liabilities .........................................     1,296,441
                                                                    -----------
NET ASSETS ......................................................   $97,687,764
                                                                    ===========
Net Assets Consist of:
  Par value .....................................................   $     7,716
  Par value .....................................................   $     7,716
  Paid-in capital ...............................................    87,065,833
  Undistributed net investment income ...........................       163,600
  Accumulated net realized loss on investments ..................    (5,260,695)
  Net unrealized appreciation on investments ....................    15,711,310
                                                                    -----------
Net Assets ......................................................   $97,687,764
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
  ($97,687,764 / 7,715,821 shares outstanding) ..................        $12.66
                                                                         ======


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT   APRIL 30, 2007                                           5

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2007 (unaudited)


NET INVESTMENT INCOME:
  Income:
    Dividends and other income (net of withholding tax $25,926) .    $  579,303
    Interest ....................................................       154,101
    Other income ................................................        12,009
                                                                     ----------
      Total Income ..............................................       745,413
                                                                     ----------
  Expenses:
    Investment advisory fees ....................................       295,007
    Shareholder servicing fees ..................................       113,464
    Administrative fees .........................................        68,079
    Custody and accounting fees .................................        35,980
    Professional fees ...........................................        14,355
    Board of Directors
    Board of Directors' fees ....................................         5,787
    Miscellaneous expenses ......................................        29,929
                                                                     ----------
      Total Expenses ............................................       562,601
      Expense offset arrangement ................................       (15,243)
                                                                     ----------
      Net Expenses ..............................................       547,358
                                                                     ----------
  Net Investment Income .........................................       198,055
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments ..............................       787,763
  Net change in unrealized appreciation on investments ..........     6,409,922
                                                                     ----------
    Net Realized and Unrealized Gain ............................     7,197,685
                                                                     ----------
  Net Increase in Net Assets Resulting from Operations ..........    $7,395,740
                                                                     ==========


   The accompanying notes are an integral part of these financial statements.

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                 For the six
                                                                 months ended         For the
                                                                April 30, 2007      year ended
                                                                 (unaudited)     October 31, 2006
                                                                --------------   ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income ...................................   $    198,055       $    335,861
    Net realized gain on investments ........................        787,763          4,424,368
    Net change in unrealized appreciation on investments ....      6,409,922          5,591,321
                                                                ------------       ------------
      Net increase in net assets resulting from operations ..      7,395,740         10,351,550
                                                                ------------       ------------
  Dividends and distributions to Class N shareholders
    declared from net investment income: ....................       (350,622)           (48,978)
                                                                ------------       ------------
  Capital stock transactions:
    Net proceeds from sales of capital stock ................     20,212,974         27,811,128
    Net asset value of capital stock issued to shareholders
      for reinvestment of distributions .....................        229,100             41,362
    Net cost of capital stock redeemed ......................    (12,781,660)       (17,154,390)
                                                                ------------       ------------
      Net increase in net assets resulting from
        capital stock transactions ..........................      7,660,414         10,698,100
                                                                ------------       ------------
          Total increase in net assets ......................     14,705,532         21,000,672
NET ASSETS:
  Beginning of year .........................................     82,982,232         61,981,560
                                                                ------------       ------------
  End of period (including undistributed net investment
    income of $163,600 and $316,167, respectively) ..........   $ 97,687,764       $ 82,982,232
                                                                ============       ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT   APRIL 30, 2007                                           7

BBH CORE SELECT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period


                                     For the six
                                     months ended                       For the years ended October 31,
                                    April 30, 2007    ----------------------------------------------------------------
                                      (unaudited)      2006          2005             2004          2003          2002
                                    --------------     ----          ----             ----          ----          ----
Net asset value, beginning of year      $11.74        $10.20        $ 9.30           $ 8.94        $ 7.79       $  9.46
Income from investment operations:
  Net investment income ..........        0.02          0.04          0.05             0.02          0.04          0.01
  Net realized and unrealized
    gain (loss) ..................        0.95          1.51          0.91             0.38          1.12         (1.68)
                                        ------        ------        ------           ------        ------       -------
    Total income (loss) from
      investment operations ......        0.97          1.55          0.96             0.40          1.16         (1.67)
                                        ------        ------        ------           ------        ------       -------
Less dividends and distributions:
  From net investment income .....       (0.05)        (0.01)        (0.06)           (0.04)        (0.01)           --
                                        ------        ------        ------           ------        ------       -------
Net asset value, end of period ...      $12.66        $11.74        $10.20           $ 9.30        $ 8.94       $  7.79
                                        ======        ======        ======           ======        ======       =======
Total return .....................        8.27%        15.18%        10.31%            4.46%        14.34%       (17.65)%
Ratios/Supplemental data:
  Net assets, end of period
    (in millions) ................      $   98        $   83        $   62           $   48        $   47        $   83
  Expenses as a percentage of
    average net assets ...........       1.21%(1),(2)   1.19%(1)      1.22%(1),(3)     1.20%(3)      1.20%(3)      1.20%(3)
  Ratio of net investment income
    to average net assets ........        0.44%(2)      0.45%         0.47%            0.23%         0.42%         0.17%
  Portfolio turnover rate ........           8%(2)        53%           59%              57%           44%           33%

----------
(1) For the six months ended April 30, 2007 and the years ended October 31, 2006 and 2005, the fund For the six months ended April 30, 2007 and the years ended October 31, 2006 and 2005, the fund's expenses were reduced through an expense offset arrangement with the fund's custodian, had the arrangement not been in place, the actual expense ratio of the fund would have been 1.24%, 1.24% and 1.27%, respectively.

(2)   Annualized.

(3) Had the expense reimbursement agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would
      have been as follows:    N/A     N/A     1.24%     1.32%    1.36%    1.43%


   The accompanying notes are an integral part of these financial statements.

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies. BBH Core Select (the BBH Core Select (the "Fund") (formerly BBH Tax-Efficient Equity Fund) is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Corporation's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2007, there were no Class I shares outstanding.

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

    A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation dance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Corporation's Board of Directors.

    B. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

    C. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2007.


FINANCIAL STATEMENT   APRIL 30, 2007                                           9

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

    D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax pro vision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

    E. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005, respectively, were as follows:



                            Distribution paid from:
--------------------------------------------------------------------------------
                            Net           Total                        Total
           Ordinary      long term       taxable      Tax return   distributions
            Income     capital gain   distributions   of capital       paid
           --------    ------------   -------------   ----------   -------------
2006:      $48,978         --            $48,978         --           $48,978
2005:      283,472         --            283,472         --           283,472

As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


                           Components of accumulated earnings/(deficit):
--------------------------------------------------------------------------------------------------
                                                                                          Total
       Undistributed   Undistributed                   Accumulated     Unrealized      accumulated
         ordinary        long-term      Accumulated    capital and    appreciation/     earnings/
          income       capital gains     earnings     other losses   (depreciation)     (deficit)
       -------------   -------------    -----------   ------------   --------------    -----------
2006:     $316,167           --          $316,167     $(6,039,537)     $9,292,467      $ 3,569,097
2005:       32,982           --            32,982     (10,442,611)      3,676,154      $(6,733,475)

The Fund had net capital loss carryforwards of approximately $6,039,537 which expires as follows:

                        Capital loss           Expiration
                        carryforward              date
                        ------------           ----------
                         $1,679,329            10/31/2010
                          4,270,319            10/31/2011
                             89,889            10/31/2012

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

        Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

        The   differences   between   book-basis   and   tax-basis    unrealized
        appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

        To  the  extent  future   capital  gains  are  offset  by  capital  loss
        carryforwards, such gains will not be distributed.

    F. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.  Transactions with Affiliates.

    Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ( The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.65% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended April 30, 2007, the Fund incurred $295,007 for investment advisory services.

    Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ( The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2007, the Fund incurred $68,079 for administrative services.

    Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2007, the Fund incurred $113,464 for shareholder servicing services.


FINANCIAL STATEMENT   APRIL 30, 2007                                          11

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

    Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. Custody and accounting fees were reduced by $15,243 as a result of an expense offset arrangement with the Fund fees were reduced by $15,243 as a result of an expense offset arrangement with the Fund's custodian. For the six months ended April 30, 2007, the Fund incurred $35,980 for custody and accounting services. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2007 was $196.

    Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For six months ended April 30, 2007, the Fund incurred no security lending fees.

    Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2007, the Fund incurred $5,787 for these fees.

3. Investment Transactions. For the six months ended April 30, 2007, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $9,348,124 and $3,526,701, respectively.

4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2007. Transactions in Class N shares of capital stock were as follows:

                                                              SHARES
                                              ----------------------------------
                                               For the six
                                               months ended         For the
                                              April 30, 2007       year ended
                                               (unaudited)      October 31, 2006
                                              --------------    ----------------
Capital stock sold .........................    1,682,401          2,550,601
Capital stock issued in connection with
  reinvestment of distributions ............       19,155              3,844
Capital stock redeemed .....................   (1,055,024)        (1,562,704)
                                               ----------         ----------
Net increase ...............................      646,532            991,741
                                               ==========         ==========

    5. Subsequent Event. On May 23, 2007 at a special meeting of the shareholders of BBH Fund, Inc. (the On May 23, 2007 at a special meeting of the shareholders of BBH Fund, Inc. (the "Corporation") the shareholders approved the transfer of all assets of each series of the Corporation (each a "Predecessor Fund") to a corresponding series of BBH Trust, a newly organized Delaware statutory trust, (each a "Successor Fund") in exchange for shares of each Successor Fund having an aggregate value equal to the assets and liabilities of each Predecessor Fund and the assumption by each Successor Fund of all liabilities of each Predecessor Fund.

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2007 (unaudited)

EXAMPLE
As a shareholder of BBH Core Select, you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT   APRIL 30, 2007                                          13

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2007 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                           Beginning           Ending           During Period
                         Account Value     Account Value      November 1, 2006
                       November 1, 2006    April 30, 2007   to April 30, 2007(1)
                       ----------------    --------------   --------------------
Class N
Actual ..............       $1,000           $1,082.70             6.25
Hypothetical(2) .....       $1,000           $1,018.79             6.06
----------
(1) Expenses are equal to the Fund Expenses are equal to the Fund's annualized expense ratio of 1.21% for Class N shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2007 (unaudited)

Approval of Continuation of Investment Advisory Agreement
At a meeting held on December 11, 2006, the Board of Directors (the At a meeting held on December 11, 2006, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH
The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund es of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH
At the request of the Board, BBH provided information concerning the profitability of BBH At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2006, respectively. The Board also reviewed BBH, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.


FINANCIAL STATEMENT   APRIL 30, 2007                                          15

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits
The Board considered that BBH did not allocate the Funds The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)


Economies of Scale
The Board noted that the Funds The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment  Results
The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2006 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate
The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by non affiliated service providers. These services normally are not provided to non investment company clients, and


FINANCIAL STATEMENT   APRIL 30, 2007                                          17

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)

fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Core Select also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Board reviewed the comparative performance of the Core Select versus the Russell 1000 Index. The Board viewed favorably management The Board reviewed the comparative performance of the Core Select versus the Russell 1000 Index. The Board viewed favorably management's decision to implement a new portfolio construction methodology in the second quarter of 2004, a methodology which puts greater emphasis on fundamental valuation considerations and less emphasis on tracking error to a broad market index such as the Russell 1000 Index. The Board recognized that divergence from the benchmark, particularly during periods of significant market movements, was to be expected because of the manager ket movements, was to be expected because of the manager's clearly defined fundamental investment style with only modest concern for tracking error to the Russell 1000 Index. The Board spent considerable time in reviewing the Core Select investments and confirming that those investments were consistent with the new investment methodology. The Board noted that the Core Select performance after all expenses was within 50 basis points of the Russell 1000's total return since June 30, 2004, but concurred that the new portfolio construction methodology and its implementation will need to judged over a three to five year time frame. The Board also noted the Core Select expense ratio was in line with many funds of similar size and investment mandate. Taking into account all of the factors considered, the Board concluded that the Core Select recent investment results and its total expense ratio were acceptable and that they retained confidence in the manager to achieve the Core Select investment objective.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."


A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN


                               Semi-Annual Report
                                 APRIL 30, 2007

                              BBH BROAD MARKET FUND
                 (Formerly, BBH Broad Market Fixed Income Fund)

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2007 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Asset Backed Securities............................   $ 48,985,950       18.6%
Collateralized Mortgage Backed Securities..........     15,000,173        5.7
Corporate Bonds....................................    101,765,641       38.6
Foreign Government Bonds...........................      7,819,827        2.9
U.S. Government Agency Obligations.................     48,187,044       18.3
U.S. Treasury Notes and Bonds......................     23,317,641        8.8
Commercial Paper...................................     44,508,693       16.9
Short-Term Investment..............................      1,191,723        0.4
Liabilities in Excess of Cash and Other Assets.....    (26,849,187)     (10.2)
                                                      ------------      ------
NET ASSETS.........................................   $263,927,505      100.0%
                                                      ============      ======

All data as of April 30, 2007. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               ASSET BACKED SECURITIES (18.6%)
$     530,000  Accredited Mortgage Loan
                  Trust 2007-1(1)................. 02/25/37  5.670%  $  520,445
    2,220,000  Advanta Business Card Master
                  Trust 2005-C1(1)................ 08/22/11  5.830    2,229,057
    1,370,000  Advanta Business Card Master
                  Trust 2006-C1(1)................ 10/20/14  5.800    1,380,011
      650,000  Advanta Business Card Master
                  Trust 2007-D1A(1),(2)........... 01/22/13  6.720      649,991
    2,500,000  Banc of America Securities Auto
                  Trust 2006-G1................... 12/20/10  5.170    2,507,867
      128,346  Capital Auto Receivables Asset
                  Trust 2003-3.................... 01/15/08  2.960      128,224
      850,000  Capital One Auto Finance
                  Trust 2005-BSS.................. 12/15/10  4.480      842,336
    1,275,000  Capital One Auto Finance Trust
                  2006-A ......................... 11/15/10  5.330    1,275,772
    1,030,000  Capital One Multi-Asset Execution
                  Trust 2003-B5................... 10/15/10  4.790    1,021,794
    1,500,000  Capital One Multi-Asset Execution
                  Trust 2006-A6................... 02/18/14  5.300    1,520,593
    3,000,000  Capital One Multi-Asset Execution
                  Trust 2006-A7(1)................ 03/17/14  5.350    3,002,177
    2,500,000  Chase Issuance Trust 2005-A5(1).... 02/15/12  5.340    2,499,983
    1,020,000  Citibank Credit Card Issuance
                  Trust 2002-C2................... 02/18/14  6.950    1,086,305
    2,400,000  Citibank Credit Card Issuance
                  Trust 2006-A4................... 05/10/13  5.450    2,441,609
      298,184  Countrywide Asset-Backed
                  Certificates 2004-S1............ 03/25/20  3.872      293,409
      183,444  Countrywide Asset-Backed
                  Certificates 2004-12(1)......... 12/25/30  4.022      182,672
      265,298  Countrywide Asset-Backed
                  Certificates 2004-13(1)......... 02/25/31  3.989      263,201
      104,332  Countrywide Home Equity Loan
                  Trust 2004-N(1)................. 02/15/34  5.600      104,448
      217,582  Countrywide Home Equity Loan
                  Trust 2004-O(1)................. 02/15/34  5.600%     217,890

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                            3

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               ASSET BACKED SECURITIES (continued)
$     134,788  Countrywide Home Equity Loan
                  Trust 2004-Q(1)................. 12/15/33  5.620   $  135,016
    1,585,050  Credit-Based Asset Servicing and
                  Securitization CBO, Ltd.(2)..... 06/25/32  6.080    1,589,013
      273,982  Credit-Based Asset Servicing and
                  Securitization LLC 2003-CB3..... 12/25/32  2.879      266,184
      652,638  Credit-Based Asset Servicing and
                  Securitization LLC 2006-CB3(1).. 03/25/36  5.380      652,666
      120,000  Credit-Based Asset Servicing and
                  Securitization LLC 2007-CB4(1).. 04/25/37  5.690      120,000
      115,000  Credit-Based Asset Servicing and
                  Securitization LLC 2007-CB4(1).. 04/25/37  6.020      115,000
      225,000  Credit-Based Asset Servicing and
                  Securitization LLC 2007-CB4(1).. 04/25/37  5.770      225,000
      689,725  Daimler Chrysler Auto Trust 2003-B. 03/09/09  2.860      687,060
      315,212  Federated CBO II, Ltd.(2).......... 07/10/12  8.630      318,994
      761,950  Greenpoint Mortgage Funding
                  Trust 2006-HE1(1)............... 03/12/37  5.490      761,546
      487,092  Household Automotive Trust 2003-1.. 11/17/09  2.220      486,407
      361,650  Marriott Vacation Club Owner
                  Trust 2006-2A(2)................ 10/20/28  5.362      359,760
    2,800,000  MBNA Credit Card Master Note
                  Trust 2005-A1................... 09/15/10  4.200    2,774,409
    2,000,000  MBNA Credit Card Master Note
                  Trust 2006-C3(1)................ 10/15/13  5.610    2,000,710
      220,000  Morgan Stanley ABS Capital I
                  2007-HE5(1)..................... 03/25/37  5.740      220,000
      130,000  Morgan Stanley ABS Capital I
                  2007-HE5(1)..................... 03/25/37  5.790      130,000
      115,000  Morgan Stanley ABS Capital I
                  2007-HE5(1)..................... 03/25/37  5.970      115,000
      226,410  Morgan Stanley Auto Loan Trust
                  2004-HB1........................ 10/15/11  2.880      225,643
    1,123,031  Navistar Financial Corp. Owner
                  Trust 2003-A.................... 11/15/09  2.240    1,121,574

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               ASSET BACKED SECURITIES (continued)
$     731,340  Navistar Financial Corp. Owner
                  Trust 2004-A.................... 03/15/11  2.590%  $  719,192
    1,400,000  Nissan Auto Receivables Owner
                  Trust 2006-B.................... 11/15/11  5.220    1,407,759
    1,133,509  Residential Asset Securities Corp.
                  2006-EMX4(1).................... 06/25/36  5.360    1,133,555
    1,003,367  Structured Asset Investment
                  Loan Trust 2005-8(1)............ 10/25/35  5.450    1,003,459
      861,672  Triad Auto Receivables Owner
                  Trust 2004-A.................... 09/13/10  2.500      843,874
    2,400,000  UPFC Auto Receivables Trust 2006-A. 05/15/12  5.490    2,413,057
    5,900,000  USAA Auto Owner Trust 2005-1....... 11/15/11  4.130    5,826,031
    1,110,000  Washington Mutual Master Note
                  Trust 2006-M1A(1),(2)........... 08/15/13  5.410    1,110,000
       57,334  WFS Financial Owner Trust 2003-2... 12/20/10  3.050       57,257
                                                                   ------------
               Total Asset Backed Securities
               (Identified cost $48,845,418)......                   48,985,950
                                                                   ------------
               COLLATERALIZED MORTGAGE
               BACKED SECURITIES (5.7%)
    1,350,000  Bear Stearns Commercial Mortgage
                  Securities 2006-PW11(1)......... 03/11/39  5.577    1,364,142
      910,000  Bear Stearns Commercial Mortgage
                  Securities 2006-PW14............ 12/11/38  5.201      896,801
    1,500,000  Bear Stearns Commercial Mortgage
                  Securities 2006-T22(1).......... 04/12/38  5.633    1,517,881
    2,300,000  Credit Suisse Mortgage Capital
                  Certificates 2006-C5............ 12/15/39  5.311    2,282,239
    1,730,000  JP Morgan Chase Commercial Mortgage
                  Securities Corp. 2006-CB17...... 12/12/43  5.429    1,733,363
    2,100,000  Merrill Lynch Mortgage Trust
                  2006-C1(1) ..................... 05/12/39  5.798    2,135,302
      943,005  Morgan Stanley Capital I 2006-HQ8.. 03/12/44  5.124      939,665
    1,400,000  Morgan Stanley Capital I 2006-T21.. 10/12/52  5.090    1,396,236
        1,889  Residential Asset Mortgage
                  Products, Inc. 2004-RS4......... 01/25/30  4.003%       1,878

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                            5

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               COLLATERALIZED MORTGAGE
               BACKED SECURITIES (continued)
$     325,173  Residential Asset Mortgage
                  Products, Inc. 2004-RS7......... 07/25/28  4.450  $   323,136
      175,508  Residential Asset Securities
                  Corp. 2004-KS11(1).............. 12/25/34  5.590      175,573
    2,200,000  Wachovia Bank Commercial Mortgage
                  Trust 2006-C25(1)............... 05/15/43  5.684    2,233,957
                                                                   ------------
               Total Collateralized
                  Mortgage Backed Securities
               (Identified cost $15,005,215)......                   15,000,173
                                                                   ------------
               CORPORATE BONDS (38.6%)
               AGRICULTURE (0.3%)

      210,000  Altria Group, Inc.................. 07/01/08  7.650      215,374
      550,000  Reynolds American, Inc............. 07/15/15  7.300      587,269
                                                                   ------------
                                                                        802,643
                                                                   ------------
               APPAREL (0.1%)
      250,000  Quiksilver, Inc.................... 04/15/15  6.875      243,750
                                                                   ------------
               AUTO MANUFACTURERS (0.8%)
    1,090,000  DaimlerChrysler NA Holding Corp.... 01/15/08  4.750    1,084,784
      845,000  DaimlerChrysler NA Holding Corp.... 06/15/10  4.875      837,084
      100,000  DaimlerChrysler NA Holding Corp.... 11/15/13  6.500      105,271
                                                                   ------------
                                                                      2,027,139
                                                                   ------------
               BANKING (0.4%)
      600,000  Korea Development Bank............. 03/02/09  3.875      586,775
      585,000  Popular North America, Inc......... 10/01/08  3.875      573,044
                                                                   ------------
                                                                      1,159,819
                                                                   ------------
               BEVERAGES (1.6%)
    1,000,000  Cia Brasileira de Bebidas.......... 09/15/13  8.750    1,167,500
      380,000  Coors Brewing Co................... 05/15/12  6.375      395,791
    1,470,000  Diageo Finance BV.................. 04/01/13  5.500    1,478,811
    1,275,000  Molson Coors Capital Finance ULC... 09/22/10  4.850    1,258,211
                                                                   ------------
                                                                      4,300,313
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               CORPORATE BONDS (continued)
               COMMERCIAL SERVICES (1.2%)
$     350,000  Aramark Corp.(2)................... 02/01/15  8.500%  $  366,187
      500,000  Avis Budget Car Rental LLC(2)...... 05/15/16  7.750      511,250
      740,000  Centex Corp........................ 02/01/11  7.875      780,608
      450,000  Corrections Corp. of America....... 05/01/11  7.500      466,875
      980,000  Western Union Co................... 11/17/11  5.400      980,365
                                                                   ------------
                                                                      3,105,285
                                                                   ------------

               COSMETICS / PERSONAL CARE (0.6%)
      435,000  Estee Lauder Cos., Inc............. 05/15/17  5.550      436,337
    1,275,000  Procter & Gamble Co................ 03/05/37  5.550    1,256,606
                                                                   ------------
                                                                      1,692,943
                                                                   ------------

               DIVERSIFIED FINANCIAL SERVICES (13.2%)
      965,000  Associates Corp. of North America.. 11/01/08  6.250      980,399
      760,000  AXA Financial, Inc................. 08/01/10  7.750      819,105
      890,000  Bear Stearns Co., Inc.............. 08/15/11  5.500      899,883
    1,470,000  Bear Stearns Co., Inc.............. 02/01/12  5.350    1,476,511
      650,000  Bear Stearns Co., Inc.............. 01/22/17  5.550      644,298
      250,000  Calabash Re, Ltd.(1),(2)........... 01/08/10 13.755      254,325
      250,000  Capital One Bank................... 06/15/09  5.000      249,267
      775,000  Cascadia, Ltd.(1),(2).............. 06/13/08  8.465      773,070
      935,000  CIT Group, Inc..................... 02/01/10  4.250      914,552
    1,525,000  CIT Group, Inc..................... 07/28/11  5.800    1,548,453
      800,000  Countrywide Home Loans, Inc........ 12/19/07  4.250      793,562
    2,540,000  Countrywide Home Loans, Inc........ 09/15/09  4.125    2,472,685
      275,000  E*Trade Financial Corp............. 06/15/11  8.000      289,094
      250,000  East Lane Re, Ltd.(1),(2).......... 05/06/11 11.355      250,000
      500,000  Fhu-Jin, Ltd.(1),(2)............... 08/10/11  9.260      510,935
    1,415,000  FIA Card Services NA............... 06/15/12  6.625    1,507,315
    1,575,000  General Electric Capital Corp...... 03/04/08  4.125    1,560,129
    2,195,000  Goldman Sachs Group, Inc........... 01/15/12  6.600    2,317,738
    2,460,000  HSBC Finance Corp.................. 11/27/12  6.375    2,583,499
    2,425,000  International Lease Finance Corp... 09/01/10  4.875    2,409,320
      970,000  Lehman Brothers Holdings, Inc...... 02/06/12  5.250      970,119

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                            7

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               CORPORATE BONDS (continued)
               DIVERSIFIED FINANCIAL SERVICES (continued)
$     250,000  Longpoint Re, Ltd.(1),(2).......... 05/08/10 10.609%  $  250,000
    2,400,000  Merrill Lynch & Co., Inc........... 07/25/11  5.770    2,459,213
    1,920,000  Morgan Stanley..................... 04/01/14  4.750    1,838,425
      250,000  Mystic Re, Ltd.(1),(2)............. 12/05/08 11.660      250,400
      150,000  Petroplus Finance, Ltd.(2)......... 05/01/14  6.750      150,750
      150,000  Petroplus Finance, Ltd.(2)......... 05/01/17  7.000      151,312
      250,000  Pinnacle Foods Finance LLC(2)...... 04/01/15  9.250      250,000
      500,000  Redwood Capital IX, Ltd.(1),(2).... 01/09/08 12.100      504,950
      500,000  Successor Euro Wind, Ltd.(1),(2)... 12/06/08 11.096      514,850
      250,000  TAM Capital, Inc.(2)............... 04/25/17  7.375      243,750
    2,285,000  Textron Financial Corp............. 02/03/11  5.125    2,288,018
    1,115,000  Unilever Capital Corp.............. 11/01/10  7.125    1,183,727
      640,000  Vita Capital, Ltd.(1),(2).......... 01/01/10  6.749      642,541
                                                                   ------------
                                                                     34,952,195
                                                                   ------------
               ELECTRIC (0.2%)
      450,000  NRG Energy, Inc.................... 02/01/16  7.375      467,437
                                                                   ------------
(euro)         ENTERTAINMENT (0.8%)
    1,000,000  Carnival Plc....................... 11/27/13  4.250    1,334,693
$     600,000  Pinnacle Entertainment, Inc........ 10/01/13  8.750      633,000
                                                                   ------------
                                                                      1,967,693
                                                                   ------------
               FINANCE (1.5%)
      760,000  Capital One Financial Corp......... 02/21/12  4.800      738,636
      750,000  iStar Financial, Inc.(1)........... 09/15/09  5.695      750,876
    3,000,000  SLM Corp.(1)....................... 01/31/14  4.200    2,552,370
                                                                   ------------
                                                                      4,041,882
                                                                   ------------
               FOOD (0.6%)
      270,000  Hershey Co......................... 09/01/11  5.300      272,575
    1,270,000  Safeway, Inc....................... 11/01/08  4.125    1,249,768
                                                                   ------------
                                                                      1,522,343
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               CORPORATE BONDS (continued)
               FOREST PRODUCTS & PAPER (0.7%)
$     600,000  Bowater, Inc.(1)................... 03/15/10  8.355%  $  603,000
      450,000  Georgia-Pacific Corp.(2)........... 01/15/15  7.000      452,250
      127,000  International Paper Co............. 10/30/12  5.850      129,082
      550,000  Verso Paper Holdings LLC(2)........ 08/01/14  9.125      578,875
                                                                   ------------
                                                                      1,763,207
                                                                   ------------
               GAS (0.3%)
      660,000  Sempra Energy...................... 02/01/13  6.000      682,230
                                                                   ------------
               HEALTHCARE PRODUCTS (0.2%)
      250,000  Advanced Medical Optics, Inc.(2)... 05/01/17  7.500      257,500
      300,000  PTS Acquisition Corp.(2)........... 04/15/15  9.500      306,750
                                                                   ------------
                                                                        564,250
                                                                   ------------
               HEALTHCARE SERVICES (0.4%)
    1,142,000  WellPoint, Inc..................... 09/01/07  3.500    1,134,264
                                                                   ------------
               HOUSEHOLD PRODUCTS/WARES (0.2%)
      605,000  Fortune Brands, Inc................ 01/15/11  5.125      599,383
                                                                   ------------
               INDUSTRIAL (1.5%)
      550,000  Ahern Rentals, Inc................. 08/15/13  9.250      573,375
      550,000  Allied Waste North America, Inc.... 05/15/16  7.125      563,750
       75,000  Clarke American Corp.(2)........... 05/15/15  9.500       75,656
      600,000  Embraer Overseas, Ltd.(2).......... 01/24/17  6.375      608,250
      415,000  Honeywell International, Inc....... 03/15/16  5.400      414,104
    1,090,000  Masco Corp......................... 10/03/16  6.125    1,098,846
      550,000  WCA Waste Corp..................... 06/15/14  9.250      585,750
                                                                   ------------
                                                                      3,919,731
                                                                   ------------
               INSURANCE (1.4%)
      480,000  Commerce Group, Inc................ 12/09/13  5.950      485,425
      700,000  Everest Reinsurance Holdings, Inc.. 10/15/14  5.400      691,774
      480,000  Hartford Financial Services
                 Group, Inc. ..................... 10/15/16  5.500      483,362
    1,240,000  MetLife, Inc....................... 12/01/11  6.125    1,290,762
      760,000  XL Capital, Ltd.................... 09/15/14  5.250      746,300
                                                                   ------------
                                                                      3,697,623
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                            9

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               CORPORATE BONDS (continued)
               LODGING (0.8%)
$     525,000  Boyd Gaming Corp................... 12/15/12  7.750%  $  546,000
      550,000  MGM Mirage......................... 02/01/11  8.375      583,687
      427,000  Riviera Holdings Corp.............. 06/15/10 11.000      445,147
      600,000  Wynn Las Vegas LLC................. 12/01/14  6.625      601,500
                                                                   ------------
                                                                      2,176,334
                                                                   ------------
               MEDIA (1.9%)
    1,240,000  Comcast Corp....................... 03/15/11  5.500    1,255,997
      850,000  COX Communications, Inc............ 10/01/12  7.125      917,954
      450,000  Echostar DBS Corp.................. 02/01/16  7.125      468,562
      335,000  Time Warner Cable, Inc.(2)......... 05/01/17  5.850      337,013
    1,830,000  Time Warner, Inc................... 04/15/11  6.750    1,926,315
                                                                   ------------
                                                                      4,905,841
                                                                   ------------
               OIL & GAS (1.6%)
      600,000  GAZ Capital(2)..................... 11/22/16  6.212      607,800
    1,250,000  Halliburton Co..................... 10/15/10  5.500    1,265,629
    1,250,000  Pemex Project Funding Master Trust. 02/01/09  7.875    1,303,750
      255,000  Pemex Project Funding Master Trust. 12/15/14  7.375      285,090
      625,000  Petronas Capital, Ltd.(2).......... 05/22/12  7.000      676,246
                                                                   ------------
                                                                      4,138,515
                                                                   ------------
               PACKAGING & CONTAINERS (0.2%)
      525,000  Berry Plastics Holding Corp........ 09/15/14  8.875      540,750
                                                                   ------------
               PHARMACEUTICALS (0.7%)
      680,000  Abbott Laboratories................ 05/15/11  5.600      693,480
    1,110,000  WYETH.............................. 03/15/11  6.950    1,180,653
                                                                   ------------
                                                                      1,874,133
                                                                   ------------
               REAL ESTATE (0.3%)
      680,000  Brookfield Asset Management, Inc... 06/15/12  7.125      728,144
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               CORPORATE BONDS (continued)
               REITS (0.8%)
$     350,000  Felcor Lodging LP.................. 06/01/11  8.500%  $  375,375
      550,000  Host Marriott LP................... 11/01/13  7.125      566,500
      650,000  Simon Property Group LP............ 06/15/08  7.000      662,118
      455,000  Simon Property Group LP............ 09/01/11  5.600      462,288
                                                                   ------------
                                                                      2,066,281
                                                                   ------------
               RETAIL (0.1%)
      315,000  Lowe's Companies, Inc.............. 10/15/16  5.400      313,273
                                                                   ------------
               SAVINGS & LOANS (0.4%)
    1,100,000  Washington Mutual, Inc............. 01/15/09  4.000    1,077,718
                                                                   ------------
               SEMICONDUCTORS (0.2%)
      475,000  Freescale Semiconductor, Inc.(2)... 12/15/16 10.125      479,750
                                                                   ------------
               TELECOMMUNICATIONS (4.5%)
      345,000  America Movil SAB de CV Series L... 03/01/09  4.125      339,009
      555,000  AT&T, Inc.......................... 09/15/09  4.125      542,882
    1,500,000  AT&T, Inc.......................... 03/15/11  6.250    1,556,220
      400,000  AT&T, Inc.......................... 09/15/14  5.100      392,759
    1,300,000  Deutsche Telekom International
                  Finance BV...................... 06/15/10  8.000    1,406,716
      450,000  Digicel, Ltd.(2)................... 09/01/12  9.250      478,125
      355,000  France Telecom SA.................. 03/01/11  7.750      386,710
      305,000  GTE California, Inc................ 05/01/08  7.000      309,961
    1,025,000  GTE California, Inc................ 01/15/09  5.500    1,028,220
      575,000  KT Corp.(2)........................ 07/15/15  4.875      551,856
       96,000  Motorola, Inc...................... 11/15/10  7.625      102,734
    1,120,000  New Cingular Wireless Services,
                 Inc. ............................ 03/01/11  7.875    1,226,885
      575,000  Qwest Communications
                  International, Inc.(1).......... 02/15/09  8.860      580,750
      500,000  Rogers Wireless, Inc.(1)........... 12/15/10  8.480      510,000
    1,100,000  Sprint Capital Corp................ 01/30/11  7.625    1,180,401
      480,000  Telecom Italia Capital SA.......... 01/15/10  4.000      465,469
      375,000  True Move Co., Ltd.(2)............. 12/16/13 10.750      393,750
      510,000  Verizon Communications, Inc........ 04/01/17  5.500      507,664
                                                                   ------------
                                                                     11,960,111
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                           11

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               CORPORATE BONDS (continued)
               TRANSPORTATION (0.6%)
$   1,000,000  FedEx Corp......................... 04/01/09  3.500%  $  969,830
      535,000  MISC Capital Ltd.(2)............... 07/01/09  5.000      533,352
                                                                   ------------
                                                                      1,503,182
                                                                   ------------
               UTILITIES (0.5%)
      455,000  Dominion Resources, Inc............ 12/15/10  4.750      448,539
      875,000  PPL Energy Supply LLC.............. 11/01/11  6.400      908,940
                                                                   ------------
                                                                      1,357,479
                                                                   ------------
               Total Corporate Bonds
               (Identified cost $101,177,088).....                  101,765,641
                                                                   ------------
               FOREIGN GOVERNMENT BONDS (2.9%)
      850,000  Colombia Government
                  International Bond.............. 01/27/17  7.375      934,575
PLN16,000,000  Government of Poland............... 05/24/11  4.250    5,606,858
$     480,000  Mexico Government International
                 Bond                              01/16/13  6.375      507,120
      250,000  Oriental Republic of Uruguay....... 03/21/36  7.625      279,375
      400,000  Republic of Indonesia.............. 10/12/35  8.500      491,899
                                                                   ------------
               Total Foreign Government Bonds
               (Identified cost $7,051,867).......                    7,819,827
                                                                   ------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS (18.3%)
      250,000  Federal National Mortgage Assoc.... 05/01/08  3.720      247,101
       66,912  Federal National Mortgage Assoc.... 08/15/13  4.000       66,183
      190,000  Federal National Mortgage Assoc.... 08/15/13  4.500      188,622
       62,397  Federal National Mortgage Assoc.... 04/01/17  6.500       63,941
      173,908  Federal National Mortgage Assoc.... 03/01/20  4.500      168,411
      157,553  Federal National Mortgage Assoc.... 10/25/21  6.000      159,892
      175,000  Federal National Mortgage Assoc.... 05/15/28  5.500      176,153
        7,757  Federal National Mortgage Assoc.... 12/01/28  7.500        8,139
      180,000  Federal National Mortgage Assoc.... 01/15/29  5.500      181,412
        4,678  Federal National Mortgage Assoc.... 04/01/29  7.500        4,909
        5,628  Federal National Mortgage Assoc.... 04/01/29  7.500        5,905

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS (continued)
$      17,001  Federal National Mortgage Assoc.... 12/01/30  7.500%  $   17,834
    1,342,885  Federal National Mortgage Assoc.... 01/25/31  6.000    1,342,813
      270,000  Federal National Mortgage Assoc.... 03/25/31  5.500      271,021
      245,297  Federal National Mortgage Assoc.... 07/01/32  7.000      256,379
      135,678  Federal National Mortgage Assoc.... 10/01/33  6.000      137,316
       97,088  Federal National Mortgage Assoc.... 11/25/33  5.500       96,563
      134,015  Federal National Mortgage Assoc.... 03/01/34  4.500      126,256
      105,000  Federal National Mortgage Assoc.... 10/15/34  5.500      104,722
      618,258  Federal National Mortgage Assoc.(1) 07/01/36  5.738      623,685
    1,090,864  Federal National Mortgage Assoc.(1) 09/01/36  5.820    1,100,968
    1,498,132  Federal National Mortgage Assoc.(1) 01/01/37  5.540    1,509,134
      124,785  Federal National Mortgage Assoc.... 02/25/44  5.950      124,591
   13,850,000  Federal National Mortgage Assoc.
                  (TBA 30YR)...................... 05/01/37  5.500   13,694,188
    5,300,000  Federal National Mortgage Assoc.
                  (TBA 30YR)...................... 05/01/37  6.500    5,410,971
   10,000,000  Federal National Mortgage Assoc.
                  (TBA 30YR)...................... 05/01/37  5.000    9,659,380
    3,207,113  FHLMC Gold Guaranteed.............. 02/01/20  4.000    3,035,405
      183,599  FHLMC Gold Guaranteed.............. 11/01/35  5.000      177,609
      138,582  FHLMC Gold Guaranteed.............. 12/01/35  5.000      134,060
      105,470  FHLMC Gold Guaranteed.............. 12/01/35  5.000      102,029
    1,698,872  FHLMC Non Gold Guaranteed(1)....... 04/01/36  5.411    1,704,667
      369,955  FHLMC Non Gold Guaranteed(1)....... 12/01/36  5.451      372,125
      704,609  FHLMC Non Gold Guaranteed(1)....... 01/01/37  5.498      707,550
    1,177,482  FHLMC Non Gold Guaranteed(1)....... 02/01/37  5.579    1,183,171
      591,956  Freddie Mac Gold Pool.............. 05/01/19  4.000      560,262
    1,947,173  Freddie Mac Gold Pool.............. 05/01/19  4.000    1,842,921
    1,088,356  Freddie Mac Gold Pool.............. 12/01/19  4.000    1,030,086
    1,515,512  Freddie Mac Gold Pool.............. 10/01/34  5.500    1,502,335
       87,204  General National Mortgage Assoc.(1) 08/20/29  5.500       88,335
                                                                   ------------
               Total U.S. Government Agency Obligations
               (Identified cost $48,382,774)......                   48,187,044
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                           13

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

   Principal                                       Maturity Interest
    Amount                                           Date     Rate      Value
   ---------                                       -------- --------    -----
BBH BROAD MARKET Fund
               U.S. TREASURY NOTES AND
               BONDS (8.8%)
$   1,000,000  U.S. Treasury Bonds................ 02/15/26  6.000% $ 1,135,391
    7,185,000  U.S. Treasury Bonds................ 02/15/31  5.375    7,695,810
    3,000,000  U.S. Treasury Notes................ 11/15/16  4.625    2,998,125
    3,222,540  United States Treasury Inflation
                  Indexed Bonds(3)................ 04/15/10  0.875    3,120,073
    8,701,849  United States Treasury Inflation
                  Indexed Bonds................... 01/15/15  1.625    8,368,242
                                                                   ------------
               Total U.S. Treasury Notes and Bonds
               (Identified cost $23,248,453)......                   23,317,641
                                                                   ------------
               COMMERCIAL PAPER (16.9%)
    5,000,000  BP Capital Markets Plc............. 05/01/07  5.291    5,000,000
    5,000,000  Buckingham CDO LLC................. 05/23/07  5.301    4,983,867
    1,000,000  ConocoPhillips..................... 05/01/07  5.320    1,000,000
    1,000,000  CVS Caremark Corp.................. 05/02/07  5.342      999,852
    1,000,000  Diageo Capital Plc................. 06/07/07  5.350      994,542
    4,000,000  Dover Corp......................... 05/01/07  5.301    4,000,000
    5,000,000  Kittyhawk Funding Corp............. 06/29/07  5.300    4,957,143
    2,500,000  Kraft Foods, Inc................... 05/01/07  5.311    2,500,000
    2,500,000  Kroger Co.......................... 05/01/07  5.601    2,500,000
    6,800,000  Rabobank USA....................... 05/01/07  5.291    6,800,000
    6,800,000  Societe Generale................... 05/01/07  5.301    6,800,000
    2,000,000  Unicredito Italiano Bank
                 (Ireland) Plc. .................. 07/31/07  5.296    1,973,585
    1,000,000  Weyerhauser Co..................... 05/02/07  5.336      999,852
    1,000,000  Whirlpool Corp..................... 05/02/07  5.352      999,852
                                                                   ------------
               Total Commercial Paper
               (Identified cost $44,508,693)......                   44,508,693
                                                                   ------------
               SHORT-TERM INVESTMENT (0.4%)
EGP 6,900,000  Egypt Treasury Bills............... 07/10/07  9.899    1,191,723
                                                                   ------------
               Total Short-Term Investment
               (Identified cost $1,187,082).......                    1,191,723
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $289,406,590)........... 110.2% $290,776,692
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............. (10.2)  (26,849,187)
                                                            ------ ------------
NET ASSETS................................................. 100.0% $263,927,505
                                                            ====== ============

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the April 30, 2007 coupon rate.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at April 30, 2007 was $15,989,251, or 6.1% of net assets

(5)   Security held as collateral on futures contracts.

(6) The aggregate cost for federal income tax purposes is $289,406,590, the aggregate gross unrealized appreciation is $2,695,189, and the aggregate gross unrealized depreciation is $1,325,087, resulting in net unrealized appreciation of $1,370,102.

A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2007 is as follows:

                                                                    Unrealized
                                          Notional       Market    Appreciation/
Description                                 Value        Value    (Depreciation)
-----------                               --------       ------   --------------
Buy Contracts:

Australian Dollars, settling 05/30/07     1,409,300    1,172,532    $  8,094
Brazilian Reals settling 05/30/07         5,364,100    2,626,885      (9,035)
Canadian Dollars, settling 05/30/07       1,413,900    1,278,269      18,432
China Renminbi settling 05/30/07         18,876,000    2,504,954     (64,083)
Euro settling 05/30/07                      499,600      683,227         329
GPB British Pound settling 05/30/07         517,200    1,034,309      (1,147)
Indonesian Rupiah settling 05/30/07   7,817,983,400      857,282      (2,309)
Japanese Yen settling 05/30/07           31,514,600      264,871      (2,245)
Mexican Peso settling 05/30/07            9,435,300      861,766       5,257
New Turkish Lira settling 05/30/07        1,188,400      856,877     (21,078)
New Zealand Dollar settling 05/30/07      1,570,600    1,164,239        (850)
New Zealand Dollar settling 05/30/07        288,800      213,420         132
Swedish Krona settling 05/30/07          12,772,900    1,909,673      16,018
Swedish Krona settling 05/30/07           4,633,600      692,768        (350)
Swiss Franc settling 05/30/07               714,200      593,621      (1,729)
Swiss Franc settling 05/30/07             1,056,500      878,130         911
South African Rand settling 05/30/07      6,186,100     876,4110        (864)

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                           15

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

                                                                    Unrealized
                                          Notional       Market    Appreciation/
Description                                 Value        Value    (Depreciation)
-----------                               --------       ------   --------------
Sell Contracts:

Canadian Dollars, settling 05/30/07      (1,877,000)  (1,696,946)   $ (15,487)
Chilean Peso settling 05/30/07         (460,923,600)    (877,699)      (4,986)
Czech Koruna settling 05/30/07          (18,082,600)    (875,756)        (934)
Euro settling 05/30/07                   (1,800,500)  (2,462,269)      (9,971)
GPB British Pound settling 05/30/07         (38,200)     (76,393)         113
GPB British Pound settling 05/30/07        (676,300)  (1,352,481)         (37)
Japanese Yen settling 05/30/07           (2,417,700)     (20,320)         167
Japanese Yen settling 05/30/07         (165,834,600)  (1,393,789)      (1,765)
New Turkish Lira settling 05/30/07       (1,188,400)    (856,877)       2,477
New Zealand Dollar settling 05/30/07       (267,900)    (198,441)        (195)
Norwegian Krone settling 05/30/07       (11,628,000)  (1,957,777)      (2,960)
Polish Zloty settling 05/30/07          (15,464,600)  (5,584,198)     (21,233)
Swedish Krona settling 05/30/07         (20,212,000)  (3,021,891)     (24,012)
Swiss Franc settling 05/30/07              (415,500)    (345,351)       1,041
Taiwan Dollar settling 05/30/07         (28,367,800)    (854,027)       3,524
South African Rand settling 05/30/07     (6,186,100)    (876,411)      (4,576)
                                                                     ---------
                                                                     $(133,351)
                                                                     =========

A summary of obligations under open futures contracts at April 30, 2007 is as follows:

                                                                    Unrealized
          Expiration                                Base Contract  Appreciation/
Position     Date     Contracts      Note/Bond          Value     (Depreciation)
--------  ----------  ---------      ---------      ------------- --------------
  Long     06/2007       35      90 Day Sterling    $  8,242,037    $  (5,250)
  Long     09/2007       35      90 Day Sterling    $  8,233,287    $  (9,625)
  Long     12/2007       35      90 Day Sterling    $  8,234,162    $ (11,376)
  Long     03/2008       35      90 Day Sterling    $  8,239,412    $ (10,501)
  Long     12/2008      125        90 Day Euro$     $ 29,797,705    $  88,768
  Long     06/2009      130        90 Day Euro$     $ 30,975,750    $  17,875
  Long     06/2007       75         U.S. 10Yr       $  8,124,610    $  62,110
                                  Treasury Note
 Short     06/2007      (20)        Long Gilt       $ (2,143,400)   $  30,402
 Short     06/2007     (175)        U.S. 2Yr        $(35,825,783)   $(106,642)
                                  Treasury Note
 Short     06/2007     (320)        U.S. 5Yr        $(33,865,002)   $ (15,002)
                                  Treasury Note                     ---------
                                                                    $  40,759
                                                                    =========

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)
(expressed in U.S. dollars)

As of April 30, 2007, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts. At April 30, 2007, the Fund had the following open swap agreements:

                                                                     Amount Due
                                                                     from (to)
 Notional                                                             Broker at
  Amount                       Description                              Value
 --------                      -----------                           ----------
 5,600,000  Agreement with JP Morgan terminating  03/13/17 to pay a fixed rate of 5.170%  interest  and  receive  the 6
            months LIBOR paid semi-annually.                          $ 238,768

950,900,000 Agreement with JP Morgan terminating  03/13/12 to pay a fixed rate of 1.295%  interest  and  receive  the 6
            months Yen LIBOR paid semi-annually.                         (5,876)

95,500,000  Agreement with Goldman Sachs terminating  03/13/12 to pay a fixed rate of 4.1175%  interest and receive the
            3 months STIBOR paid quarterly.                            (206,075)

25,000,000  Agreement with Morgan Stanley terminating 03/14/11 to pay a fixed rate of 5.254% interest and receive the 3
            months U.S. Treasury rate paid quarterly.                   250,159

30,000,000  Agreement with Citigroup  terminating 05/11/11 to pay a fixed rate of 5.488%  interest  and  receive  the 3
            months U.S. Treasury rate paid quarterly.                   992,119

10,000,000  Agreement with Goldman Sachs terminating  05/16/16 to pay a fixed rate of 5.703% interest and receive the 3
            months U.S. Treasury rate paid quarterly                    563,033

26,500,000  Agreement with JP Morgan to receive  0.350%  interest in exchange for providing  protection against default
            on an index of 125 North  American  Investment  Grade
            Corporate Entities.                                          44,791

   750,000  Agreement with JP Morgan to receive  1.850%  interest in exchange for providing  protection against default
            on a government  bond from the Republic of Argentina.        (1,442)

 2,600,000  Agreement with JP Morgan to receive  0.370%  interest in exchange for providing  protection against default
            on a government bond from Lehman Brothers FSB.                8,111

25,000,000  Agreement with Goldman Sachs  terminating  09/11/2011 to pay a fixed rate of 5.205%  interest  and  receive
            the 3  months  U.S.  Treasury  rate  paid  quarterly.       218,803

25,000,000  Agreement  with  Lehman  Brothers  to receive  3.250%
            interest in exchange for providing protection against
            the  default  of an  index  of the  bonds  of 100 non
            investment  grade  entities  based in North  America.       200,311

13,000,000  Agreement  with Goldman Sachs to pay 3.250%  interest in  exchange  for  receiving  protection  against the
            default   of  an  index  of  the  bonds  of  100  non
            investment  grade  entities  based in North  America.      (228,042)

 1,500,000  Agreement  with JP Morgan to pay 0.690%  interest  in exchange for receiving  protection against default on
            a  government  bond from the  Federative  Republic of
            Brazil.                                                        (494)

 2,600,000  Agreement  with Goldman Sachs to pay 2.030%  interest in exchange for receiving  protection against default
            on a bond from SLM Corp.                                      9,212

17,000,000  Agreement  with  Lehman  Brothers  to receive  3.250%
            interest in exchange for receiving protection against
            the  default  of an  index  of the  bonds  of 100 non
            investment  grade  entities  based in North  America.      (276,958)

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                           17

BBH BROAD MARKET Fund

April 30, 2007 (unaudited)
(expressed in U.S. dollars)

                                                                     Amount Due
                                                                     from (to)
 Notional                                                             Broker at
  Amount                       Description                              Value
 --------                      -----------                           ----------
 5,000,000  Agreement with Goldman Sachs  terminating  08/22/2016 to pay  3.095%  interest  and to  receive  the United
            Kingdom Retail Price Index.                               $ (43,858)

10,000,000  Agreement with Barclays terminating 09/22/2008 to pay
            2.930%  interest  and to receive  the United  Kingdom
            Retail Price Index.                                         172,447

25,000,000  Agreement with Lehman  terminating  05/31/2007 to pay the change in the Lehman  CMBS  Investment  Grade 8.5
            year+ the change in the Lehman CMBS Investment  Grade
            8.5 year+ index on maturity date.                           (65,151)

 3,650,000  Agreement with Lehman Brothers to pay 0.160% interest in exchange for receiving  protection against default
            on a bond issued by Bank of America.                         (7,242)

 3,650,000  Agreement with Lehman Brothers to pay 0.155% interest in exchange for receiving  protection against default
            on a bond issued by Citigroup.                               (6,390)

 3,650,000  Agreement with Lehman Brothers to pay 0.165% interest in exchange for receiving  protection against default
            on a bond issued by American Express.                        (1,437)

 3,650,000  Agreement with Lehman Brothers to pay 0.160% interest in exchange for receiving  protection against default
            on a bond issued by Wachovia Bank.                           (5,579)

 1,600,000  Agreement  with  Lehman  Brothers  to receive  0.640%
            interest in exchange for providing protection against
            default  on a bond  issued by  Countrywide  Financial
            Corp.                                                        (1,834)

 2,600,000  Agreement  with  Lehman  Brothers  to receive  0.280%
            interest in exchange for providing protection against
            default on a bond issued by Goldman Sachs.                    3,098

 2,900,000  Agreement  with  Lehman  Brothers  to receive  0.470%
            interest in exchange for providing protection against
            default  on  a  bond  issued  by  Washington  Mutual.
            interest  paid  quarterly.                                    7,928
                                                                     ----------
                                                                     $1,858,402
                                                                     ==========
            LIBOR - London Interbank Offered Rate
            STIBOR - Stockholm Interbank Offered Rate

As of April  30,  2007,  the Fund had  segregated  sufficient  cash to cover any
accrued  but  unpaid  net  amounts  owed  to  a  swap   counterparty.

Currency Abbreviations:

(euro) - Euro

PLN - Polish Zloty

EGP - Egyptian  Pound

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
-----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

ASSETS:
   Investments in securities, at value (identified
     cost $289,406,590) ......................................     $290,776,692
   Foreign currency, at value (identified cost $2,215) .......            2,223
   Segregated cash ...........................................          650,014
   Receivables for:
     Interest and other receivables ..........................        2,833,138
     Swap agreements .........................................        1,858,402
     Investments sold ........................................          738,076
     Capital stock sold ......................................          344,149
   Unrealized appreciation of forward foreign exchange
     currency contracts ......................................           56,495
   Variation margin ..........................................           40,758
   Other assets ..............................................          242,133
                                                                   ------------
       Total Assets ..........................................      297,542,080
                                                                   ------------
LIABILITIES:
   Due to bank ...............................................            8,741
   Payables for:
     Investments purchased ...................................       32,629,367
     Capital stock redeemed ..................................          534,267
     Unrealized depreciation of forward foreign exchange
       currency contracts ....................................          189,846
     Investment advisory fees ................................           86,193
     Administrative fees .....................................           43,097
     Custody and accounting fees .............................           40,781
     Shareholder servicing fees ..............................           37,925
     Professional fees .......................................           27,132
     Board of Directors' fees ................................              206
     Accrued expenses and other liabilities ..................           17,020
                                                                   ------------
       Total Liabilities .....................................       33,614,575
                                                                   ------------
NET ASSETS ...................................................     $263,927,505
                                                                   ============
Net Assets Consist of:
   Par value .................................................     $     26,025
   Paid-in capital ...........................................      266,854,306
   Undistributed net investment income .......................        2,874,705
   Accumulated net realized loss on investments and
     futures contracts .......................................       (8,363,212)
   Net unrealized appreciation on investments and foreign
     currency translations ...................................        2,535,681
                                                                   ------------
Net Assets ...................................................     $263,927,505
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($155,628,916 / 15,343,360 shares outstanding) ............           $10.14
                                                                         ======
CLASS I SHARES NET ASSET VALUE
   ($108,298,589 / 10,681,605 shares outstanding) ............           $10.14
                                                                         ======

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                           19

BBH BROAD MARKET FUND
-----------------------===============------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2007 (unaudited)


NET INVESTMENT INCOME:
   Income:
     Interest and other income (net of withholding taxes
       of $10,502)  ............................................    $ 9,117,904
     Securities lending income .................................          1,969
                                                                    -----------
       Total Income ............................................      9,119,873
                                                                    -----------
   EXPENSES:
   Investment advisory fees ....................................        250,817
   Administrative fees .........................................        125,409
   Shareholder servicing fees ..................................        112,155
   Custody and accounting fees .................................         72,335
   Professional fees ...........................................         22,614
   Board of Directors' fees ....................................         11,303
   Miscellaneous expenses ......................................         38,452
                                                                    -----------
       Total Expenses ..........................................        633,085
       Expense offset arrangement ..............................         (4,477)
                                                                    -----------
       Net Expenses ............................................        628,608
                                                                    -----------
   Net Investment Income .......................................      8,491,265
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments, futures contracts and
     swap agreements ...........................................     (2,279,547)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency translations .............        874,863
                                                                    -----------
       Net Realized and Unrealized Loss ........................     (1,404,684)
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations ........    $ 7,086,581
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                For the six
                                                                months ended      For the
                                                               April 30, 2007    year ended
                                                                 (unaudited)   October 31, 2006
                                                               --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income .................................   $   8,491,265    $  11,967,371
     Net realized loss on investments, futures contracts
       and swap agreements .................................      (2,279,547)      (5,694,292)
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations ....         874,863        4,454,640
                                                               -------------    -------------
     Net increase in net assets resulting from operations ..       7,086,581       10,727,719
                                                               -------------    -------------
   Dividends and distributions declared:
     From net investment income:
     Class N ...............................................      (3,640,183)      (6,782,672)
     Class I ...............................................      (2,542,486)      (4,787,636)
     From net realized gains
     Class N ...............................................            --         (1,150,107)
     Class I ...............................................            --           (767,109)
                                                               -------------    -------------
       Total dividends and distributions declared ..........      (6,182,669)     (13,487,524)
                                                               -------------    -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ..............      27,860,883       42,339,515
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions .....       3,007,009        6,856,683
     Net cost of capital stock redeemed ....................      (8,656,515)     (48,899,732)
                                                               -------------    -------------
     Net increase in net assets resulting from capital
       stock transactions ..................................      22,211,377          296,466
                                                               -------------    -------------
       Total increase (decrease) in net assets .............      23,115,289       (2,463,339)
NET ASSETS:
   Beginning of year .......................................     240,812,216      243,275,555
                                                               -------------    -------------
   End of period (including undistributed net investment
     income of $2,874,705 and $566,109, respectively)  .....   $ 263,927,505    $ 240,812,216
                                                               =============    =============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                           21

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period


                                     For the six
                                     months ended                       For the years ended October 31,
                                    April 30, 2007    ----------------------------------------------------------------
                                      (unaudited)      2006          2005             2004          2003          2002
                                    --------------     ----          ----             ----          ----          ----
Net asset value, beginning
   of year........................      $10.10        $10.19        $10.57           $10.57        $10.25        $10.43
                                        ------        ------        ------           ------        ------        ------
Income from investment
   operations:
   Net investment income..........        0.34(1)       0.48(1)       0.42(1)          0.43(1)       0.59(1)       0.46
   Net realized and unrealized
     gain (loss)..................       (0.06)        (0.03)        (0.27)            0.17          0.33         (0.19)
                                        ------        ------        ------           ------        ------        ------
     Total income from
       investment operations              0.28          0.45          0.15             0.60          0.92          0.27
                                        ------        ------        ------           ------        ------        ------
Less dividends and distributions:
   From net investment income.....       (0.24)        (0.46)        (0.41)           (0.44)        (0.60)        (0.45)
   From net realized gains........          --         (0.08)        (0.12)           (0.16)           --            --
                                        ------        ------        ------           ------        ------        ------
     Total dividends and
       distributions..............       (0.24)        (0.54)        (0.53)           (0.60)        (0.60)        (0.45)
                                        ------        ------        ------           ------        ------        ------
Net asset value, end of period....      $10.14        $10.10        $10.19           $10.57        $10.57        $10.25
                                        ======        ======        ======           ======        ======        ======
Total return......................        2.74%         4.64%         1.49%            5.77%         9.33%         2.39%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions)................        $156          $147          $149             $110          $115           $94
   Expenses as a percentage of
     average net assets...........        0.56%(2),(3)  0.55%(2)      0.57%(2)         0.55%(4)      0.55%(4)      0.55%(4)
   Ratio of net investment income
     to average net assets                6.70%(3)      4.75%         4.06%            4.14%         5.55%         4.30%
   Portfolio turnover rate........         334%(3)       325%          211%             210%          249%(5)       416%(5)

----------
(1)   Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the six months ended April 30, 2007 and years ended October 31, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.56%, 0.56% and 0.58%, respectively.

(3)   Annualized.

(4) Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have
      been as follows:   N/A       N/A         N/A      0.61%     0.62%    0.70%

(5) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Broad Market Fund (the "Portfolio") in which the Fund invested through December 3, 2002.


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period


                                                                                        For the period from
                                        For the six           For the years ended        December 3, 2002
                                       months ended               October 31,              (commencement
                                      April 30, 2007     ---------------------------     of operations) to
                                        (unaudited)       2006       2005      2004      October 31, 2002
                                      --------------     ------     ------    ------    --------------------
Net asset value, beginning
   of period ....................          $10.10        $10.19     $10.57    $10.57         $10.22
                                           ------        ------     ------    ------         ------
Income from investment
   operations:
   Net investment income(1) .....            0.35          0.50       0.44      0.46           0.53
   Net realized and unrealized
     gain (loss) ................           (0.04)        (0.04)     (0.27)     0.15           0.34
                                           ------        ------     ------    ------         ------
     Total income from
       investment operations ....            0.31          0.46       0.17      0.61           0.87
                                           ------        ------     ------    ------         ------
Less dividends and distributions:
   From net investment
     income .....................           (0.27)        (0.47)     (0.43)    (0.45)         (0.52)
   From net realized gains ......              --         (0.08)     (0.12)    (0.16)           --
                                           ------        ------     ------    ------         ------
     Total dividends and
       distributions ............           (0.27)        (0.55)     (0.55)    (0.61)         (0.52)
                                           ------        ------     ------    ------         ------
Net asset value, end
   of period ....................          $10.14        $10.10     $10.19    $10.57         $10.57
                                           ======        ======     ======    ======         ======
Total return ....................            2.82%         4.79%      1.64%     5.91%          9.48%
Ratios/Supplemental Data:
   Net assets, end of period
     (in millions) ..............            $108           $94        $94       $91            $87
   Expenses as a percentage
     of average net assets ......            0.41%(2),(3)  0.40%(2)   0.42%(2)  0.40%(4)       0.40%(3),(4)
   Ratio of net investment
     income to average
     net assets .................            6.88%(3)      4.92%      4.21%     4.36%          5.42%(3)
   Portfolio turnover rate ......             334%(3)       325%       211%      210%           249%(3),(5)

----------

(1)   Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the six months ended April 30, 2007 and years ended October 31, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.41%, 0.41%, and 0.44%, respectively.

(3)   Annualized.

(4) Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have
      been as follows:      N/A         N/A        N/A      0.45%       0.46%(3)

(5) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2007                                           23

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2007 (unaudited)


1. Organization and Significant Accounting Policies. BBH Broad Market Fund (the "Fund") (formerly BBH Broad Market Fixed Income Fund) is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Corporation's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities' (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Corporation's Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Corporation's Board of Directors.

   B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

      a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

   C. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At April 30, 2007, the Fund had no open repurchase agreements.

   D. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward foreign exchange contracts is included at the end of the Portfolio of Investments.

   E. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

   F. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily


FINANCIAL STATEMENT  APRIL 30, 2007                                           25

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

      represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding financial futures contracts is included at the end of the Portfolio of Investments.

   G. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

   H. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. At April 30, 2007, the Fund had no open securities lending.

   I. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)

   J. Dividends and Distributions to Shareholders. Dividends to shareholders are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005, respectively, were as follows:

                            Distribution paid from:
--------------------------------------------------------------------------------
                            Net           Total                        Total
           Ordinary      long term       taxable      Tax return   distributions
            Income     capital gain   distributions   of capital       paid
           --------    ------------   -------------   ----------   -------------
2006:    $12,915,003    $  572,521     $13,487,524        --        $13,487,524
2005:      9,581,114     1,752,855      11,333,969        --         11,333,969

   As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


                           Components of accumulated earnings/(deficit):
--------------------------------------------------------------------------------------------------
                                                                                          Total
       Undistributed   Undistributed                   Accumulated     Unrealized      accumulated
         ordinary        long-term      Accumulated    capital and    appreciation/     earnings/
          income       capital gains     earnings     other losses   (depreciation)     (deficit)
       -------------   -------------    -----------   ------------   --------------    -----------
2006:    $  530,515      $     --       $  530,515    $(5,783,575)    $ 1,612,752      $(3,640,308)
2005:     1,846,645       572,504        2,419,149             --      (3,516,082)      (1,096,933)

      Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

      The differences between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales, forward currency contracts marked to market and futures marked to market.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

   K. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.


FINANCIAL STATEMENT  APRIL 30, 2007                                           27

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)


      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2. Transactions with Affiliates.

   Investment Advisory Fees. The Fund has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. For the six months ended April 30, 2007, the Fund incurred $250,817 for investment advisory services.

   Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2007, the Fund incurred $125,409 for administrative services.

   Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate of 0.15% of Class N shares' average daily net assets. For the six months ended April 30, 2007, the Fund incurred $112,155 for shareholder servicing services.

   Custody and Accounting Fees. BBH acts as a custodian and receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2007, the Fund incurred $72,335 for custody and accounting services. These fees for the Fund were reduced by $4,477 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2007 was $553.

   Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the six months ended April 30, 2007, the Fund paid $104 to BBH for security lending services.

   Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2007, the Fund incurred $11,303 for these fees.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2007 (unaudited)


3. Investment Transactions. For the six months ended April 30, 2007, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $412,667,547 and $389,763,730, respectively.

4. Securities on Loan. As of April 30, 2007, the Fund had no securities on loan.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:


                                          SHARES                                AMOUNT
                              For the six                          For the six
                             months ended         For the          months ended         For the
                            April 30, 2007      year ended        April 30, 2007       year ended
                              (unaudited)     October 31, 2006      (unaudited)     October 31, 2006
                            --------------    ----------------    --------------    ----------------
Class N
Capital stock sold .....       1,223,648          2,691,831        $15,448,405        $27,155,668
Capital stock issued in
  connection with
  reinvestment of
  dividends ............         427,016            343,925          1,431,961          3,454,818
Capital stock redeemed .        (839,166)        (3,167,700)        (8,501,391)       (31,750,476)
                               ---------         ----------        -----------        -----------
Net increase (decrease)          811,498           (131,944)        $8,378,975        $(1,139,990)
                               =========         ==========        ===========        ===========
Class I
Capital stock sold .....       1,229,447          1,487,919        $12,412,478        $15,183,847
Capital stock issued in
  connection with
  reinvestment of
  dividends ............         155,956            338,884          1,575,048          3,401,865
Capital stock redeemed .         (15,344)        (1,727,757)          (155,124)       (17,149,256)
                               ---------         ----------        -----------        -----------
Net increase ...........       1,370,059             99,046        $13,832,402        $ 1,436,456
                               =========         ==========        ===========        ===========

6. Subsequent Event. On May 23, 2007 at a special meeting of the shareholders of BBH Fund, Inc. (the "Corporation") the shareholders approved the transfer of all assets of each series of the Corporation (each a "Predecessor Fund") to a corresponding series of BBH Trust, a newly organized Delaware statutory trust, (each a "Successor Fund") in exchange for shares of each Successor Fund having an aggregate value equal to the assets and liabilities of each Predecessor Fund and the assumption by each Successor Fund of all liabilities of each Predecessor Fund.


FINANCIAL STATEMENT  APRIL 30, 2007                                           29

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2007 (unaudited)

EXAMPLE
As a shareholder of BBH Broad Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2007 (unaudited)


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                           Beginning           Ending           During Period
                         Account Value     Account Value      November 1, 2006
                       November 1, 2006    April 30, 2007   to April 30, 2007(1)
                       ----------------    --------------   --------------------
Class N
Actual................       $1,000           $1,027.40            2.82
Hypothetical(2).......       $1,000           $1,022.02            2.81
Expenses Paid

                                                                Expenses Paid
                           Beginning           Ending           During Period
                         Account Value     Account Value      November 1, 2006
                       November 1, 2006    April 30, 2007   to April 30, 2007(1)
                       ----------------    --------------   --------------------
Class I
Actual................       $1,000           $1,028.20            2.06
Hypothetical(2).......       $1,000           $1,022.76            2.06

(1) Expenses are equal to the Fund's annualized expense ratio of 0.56% and 0.41% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT  APRIL 30, 2007                                           31

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2007 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2006, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numer-

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)


ous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it


FINANCIAL STATEMENT  APRIL 30, 2007                                           33

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)


was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2006 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2007 (unaudited)


The following factors specific to BBH Broad Market Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the information showing performance of the Broad Market Fund's Class N shares and Class I shares compared to the Lehman Brothers Aggregate Bond Index. Both classes of the Broad Market Fund on a pre-fee basis outperformed the benchmark by a meaningful amount over all relevant periods and on an after-fee basis performed roughly in line with or modestly exceeded the benchmark over all relevant periods. The Board viewed with favor this performance and noted the benchmark has no fees. The Board also noted the expense ratio for both share classes was in line with or lower than many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the Broad Market Fund's investment results over time and its total expense ratio had been satisfactory.


FINANCIAL STATEMENT  APRIL 30, 2007                                           35

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN











ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has designated two members of the audit committee as financial experts.
(2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
NOT APPLICABLE FOR SEMI-ANNUAL REPORT

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  The Trust has a separately designated audit
     committee.    The members of the audit committee
     are:  Joseph V. Shields, David P. Feldman, Samuel Pryor,
      Auther D. Miltenberger, Eugene P. Beard, Alan G. Lowy,
      H. Whitney Wagner.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES
        BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF
        SECURITY HOLDERS.

        Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     Registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the Registrant's principal
     financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the Registrant's internal controls or
     in other factors that could significantly affect these controls subsequent to the date of their evaluation.


ITEM 11. EXHIBITS.

(a)(1) The Registrant?s code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------





By (Signature and Title)*  /s/ John A. Nielsen
                           ------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:   07-09-07
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Charles H. Schreiber III
                          ---------------------------
                          Charles H. Schreiber III
                          (Principal Financial Officer)

Date:   07-09-07
       ------------------

- Print name and title of each signing officer under his or her signature.

EXHIBIT 11(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling
(800) 575-1265.

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.


I, John Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc.
 on behalf of: BBH Real Return Fund, BBH International
 Equity Fund, BBH Core Select, and BBH Broad Market Fund,
 ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company
 Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's
 disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent  functions):

a.) all significant deficiencies and material
 weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that
 involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:

/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer





EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber III, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Real Return Fund,
 BBH International Equity Fund, BBH Core Select, and BBH Broad Market Fund, ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
(as defined in rule 30a-3(c) under the
Investment Company Act of 1940)  and
internal control over financial reporting
(as defined in Rule 30a-3(d) under the
Investment Company Act of 1940) for the
Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our
supervision, to ensure that material
information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.)evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date:

/s/ Charles H. Schreiber III
==========================
Charles H. Schreiber III
Treasurer - Principal Financial Officer







































EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Fund, Inc. ("Registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended April 30, 2007 (the "Report") fully complies with the requirements of Section
13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Date:   07-09-07
       ------------------

/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

Date:  07-09-07
       ------------------


/s/ Charles H. Schreiber III
=======================
Charles H. Schreiber III
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.







BBH Fund, Inc. April 30, 2007 NCSR page 161 of 171 pages